                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-08767
                  ---------------------------------------------

                                UBS Money Series
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               51 West 52nd Street, New York, New York 10019-6114
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Mark F. Kemper, Esq.
                      UBS Global Asset Management (US) Inc.
                               51 West 52nd Street
                             New York, NY 10019-6114
                     (Name and address of agent for service)

                                    Copy to:
                              Jack W. Murphy, Esq.
                         Dechert LLP 1775 I Street, N.W.
                            Washington, DC 20006-2401

        Registrant's telephone number, including area code: 212-882 5000

Date of fiscal year end: April 30

Date of reporting period: October 31, 2004

ITEM 1. REPORTS TO STOCKHOLDERS.

[UBS GLOBAL ASSET MANAGEMENT LOGO]


  UBS LIQUID ASSETS FUND
  SEMIANNUAL REPORT
  OCTOBER 31, 2004

UBS LIQUID ASSETS FUND

November 15, 2004

DEAR SHAREHOLDER,

We present you with the semiannual report for UBS Liquid Assets Fund for the six months ended October 31, 2004.

PERFORMANCE

UBS Liquid Assets Fund's (the "Fund") seven-day current yield as of October 31, 2004, was 1.69%, compared with 0.92% at its fiscal year end on April 30, 2004. (For more on the Fund's performance, please refer to "Performance At A Glance" on page 4.)

AN INTERVIEW WITH PORTFOLIO MANAGER MICHAEL H. MARKOWITZ

Q. HOW WOULD YOU DESCRIBE THE ECONOMIC ENVIRONMENT DURING THE SIX-MONTH REPORTING PERIOD?

A. Although the economy lost some traction in the second quarter of 2004, it appeared to regain some strength as the reporting period progressed. After rising 4.5% in the first quarter of 2004, gross domestic product (GDP) came in at 3.3% in the second quarter of the year. Based on preliminary figures, third quarter GDP then rose to 3.9%. This was due, in part, to improving consumer spending and more robust business investment in equipment and software.

Q. HOW DID THE FEDERAL RESERVE BOARD (THE "FED") REACT IN THIS ECONOMIC ENVIRONMENT?

A. After many months of speculation, the Fed raised the federal funds rate (or "fed funds" rate)--the rate that banks charge one another for funds they borrow on an overnight basis--from 1.00% to 1.25% on June 30, 2004. The Fed raised rates again at its subsequent meetings on August 10, September 21 and November 10, bringing the fed funds rate to 2.00%. Coinciding with the November 10 rate hike, the Fed stated: "Output appears to be growing at a moderate pace despite the rise in energy prices, and labor market conditions have improved. Inflation and longer-term inflation expectations remain well contained." The market interpreted this statement to mean that the Fed, through its words and actions, would continue to raise rates in the future.

[SIDENOTE]

UBS LIQUID ASSETS FUND

INVESTMENT GOAL:

Provide as high a level of current interest income as is consistent with maintaining liquidity and principal stability.

PORTFOLIO MANAGER:

Michael H. Markowitz

UBS Global Asset Management (US) Inc.

COMMENCEMENT:

February 14, 2000

DIVIDEND PAYMENTS:

Monthly

UBS LIQUID ASSETS FUND

Q.  HOW DID YOU POSITION THE FUND'S PORTFOLIO DURING THE PERIOD?

A. Throughout much of the reporting period, we employed a "barbell" strategy, whereby we purchased securities at both ends of the maturity spectrum. Our longer-term securities--with maturities up to roughly one year--were used to lock in higher rates out the curve, while our shorter-term securities--with maturities of one month or less--provided liquidity and gave us the ability to reinvest once the Fed increased interest rates. This strategy was beneficial because it allowed us to generate incremental yield compared with a more "laddered" approach, wherein a portfolio is spread out among all maturity levels.

    In terms of security selection, we maintained our strategy of emphasizing quality and liquidity. Thus, we continued to concentrate a large portion of the Fund's holdings in commercial paper, which, in the healthier credit environment that characterized much of the period, offered a yield advantage. We held positions in other sectors, including US government and agency obligations, certificates of deposit and short-term corporate obligations, which helped maintain the Fund's overall level of diversification. This strategy also helped us meet our liquidity requirements.

Q. WHAT IS YOUR OUTLOOK FOR THE ECONOMY, AND HOW DO YOU ANTICIPATE STRUCTURING THE PORTFOLIO GOING FORWARD?

A. At this point, we expect that the Fed will continue to raise interest rates in the months to come. In anticipation of the higher interest rate environment, we have let the Fund's weighted average maturity drift shorter, in order to take advantage of higher yields. Maintaining a high-quality portfolio will also be of paramount importance, and we anticipate continuing our strategy of allocating a large portion of the portfolio to US government and agency securities.

UBS LIQUID ASSETS FUND

We thank you for your continued support, and welcome any comments or questions you may have. For additional information on the UBS funds,* please contact your financial advisor or visit us at www.ubs.com.

Sincerely,


/s/ Joseph A. Varnas                      /s/ Michael H. Markowitz

JOSEPH A. VARNAS                          MICHAEL H. MARKOWITZ
PRESIDENT                                 PORTFOLIO MANAGER
UBS Liquid Assets Fund                    UBS Liquid Assets Fund
MANAGING DIRECTOR                         MANAGING DIRECTOR
UBS Global Asset Management (US) Inc.     UBS Global Asset Management (US) Inc.


This letter is intended to assist shareholders in understanding how the Fund performed during the six months ended October 31, 2004, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances, and they do not guarantee the future performance of the markets or the Fund. We encourage you to consult your financial advisor regarding your personal investment program.

* Mutual funds are sold by prospectus only. The prospectus for a fund contains more complete information regarding investment objectives, risks, charges and expenses, and should be read carefully before investing.

UBS LIQUID ASSETS FUND

PERFORMANCE AT A GLANCE (UNAUDITED)

YIELDS AND CHARACTERISTICS          10/31/04     4/30/04    10/31/03
--------------------------------------------------------------------
Seven-Day Current Yield*               1.69%       0.92%       0.98%
--------------------------------------------------------------------
Seven-Day Effective Yield*             1.70        0.93        0.99
--------------------------------------------------------------------
Weighted Average Maturity**          46 days     53 days     55 days
--------------------------------------------------------------------
Net Assets (mm)                       $361.9      $326.7      $323.4
--------------------------------------------------------------------

SECTOR ALLOCATION***                10/31/04     4/30/04    10/31/03
--------------------------------------------------------------------
Commercial Paper                      55.6%       61.9%       47.9%
--------------------------------------------------------------------
U.S. Government & Agency
  Obligations                         19.8        17.6        32.1
--------------------------------------------------------------------
Certificates of Deposit               17.6        13.6        10.2
--------------------------------------------------------------------
Short-Term Corporate Obligations       7.7         4.3         3.1
--------------------------------------------------------------------
Money Market Funds                     0.3         1.2         4.1
--------------------------------------------------------------------
Bank Notes                              --         2.1         2.5
--------------------------------------------------------------------
Other Assets Less Liabilities         (1.0)       (0.7)        0.1
--------------------------------------------------------------------
TOTAL                                100.0%      100.0%      100.0%
--------------------------------------------------------------------

* Yields will fluctuate and reflect fee waivers. Performance data quoted represents past performance. Past performance does not guarantee future results.

** The Fund is actively managed and its weighted average maturity will differ over time.

*** Weightings represent percentages of net assets as of the dates indicated. The Fund's portfolio is actively managed and its composition will vary over time.

UBS LIQUID ASSETS FUND

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2004 to October 31, 2004.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs--for example, sales charges (loads), redemption fees, or exchange fees.

                                                                      EXPENSES PAID
                                      BEGINNING         ENDING        DURING PERIOD*
                                    ACCOUNT VALUE   ACCOUNT VALUE       05/01/04 -
                                     MAY 1, 2004   OCTOBER 31, 2004     10/31/04
------------------------------------------------------------------------------------
Actual                                $1,000.00       $1,006.20           $0.81
------------------------------------------------------------------------------------
Hypothetical
(5% annual return before expenses)     1,000.00        1,024.40           0.82
------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized net expense ratio of 0.16%, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

UBS LIQUID ASSETS FUND

Statement of Net Assets -- October 31, 2004 (unaudited)

PRINCIPAL
  AMOUNT                                                     MATURITY      INTEREST
  (000)                                                        DATES         RATES            VALUE
--------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS--19.77%
--------------------------------------------------------------------------------------------------------
   $3,000   Federal Farm Credit Bank                        11/08/04      1.780%*             $3,000,000
--------------------------------------------------------------------------------------------------------
                                                            11/01/04 to   1.780 to
   14,500   Federal Home Loan Bank                          01/05/05      1.913*              14,496,228
--------------------------------------------------------------------------------------------------------
                                                            11/15/04 to   1.350 to
   11,750   Federal Home Loan Bank                          10/21/05      3.375               11,744,208
--------------------------------------------------------------------------------------------------------
    5,000   Federal Home Loan Mortgage Corp.                11/16/04      1.620@               4,996,625
--------------------------------------------------------------------------------------------------------
    5,000   Federal Home Loan Mortgage Corp.                08/15/05      1.500                4,967,246
--------------------------------------------------------------------------------------------------------
    5,000   Federal National Mortgage
              Association                                   11/28/04      1.874*               4,999,881
--------------------------------------------------------------------------------------------------------
    9,610   Federal National Mortgage                       12/10/04 to   1.080 to
              Association                                   02/04/05      1.150@               9,592,480
--------------------------------------------------------------------------------------------------------
   17,750   Federal National Mortgage                       03/29/05 to   1.400 to
              Association                                   09/30/05      2.300               17,750,000
--------------------------------------------------------------------------------------------------------
Total U.S. Government Agency Obligations (cost--$71,546,668)                                  71,546,668
--------------------------------------------------------------------------------------------------------

CERTIFICATES OF DEPOSIT--17.61%
--------------------------------------------------------------------------------------------------------
  NON-U.S.--12.29%
--------------------------------------------------------------------------------------------------------
    9,000   Abbey National Treasury Services PLC            11/15/04      1.810                9,000,000
--------------------------------------------------------------------------------------------------------
    4,000   Bank of Nova Scotia                             11/22/04      1.740*               4,000,645
--------------------------------------------------------------------------------------------------------
    9,000   Credit Suisse First Boston NY                   11/08/04      1.795                9,000,000
--------------------------------------------------------------------------------------------------------
                                                            11/04/04 to   1.765 to
    5,500   Fortis Bank NV                                  11/15/04      1.793*               5,499,575
--------------------------------------------------------------------------------------------------------
    3,000   Landesbank Hessen-Thuringen                     12/31/04      1.210                2,999,997
--------------------------------------------------------------------------------------------------------
                                                            11/05/04 to   1.768 to
    9,000   Societe Generale NY                             11/12/04      1.788*               8,999,143
--------------------------------------------------------------------------------------------------------
    5,000   UniCredito Italiano SpA                         12/24/04      1.876*               4,999,098
--------------------------------------------------------------------------------------------------------
                                                                                              44,498,458
--------------------------------------------------------------------------------------------------------
  U.S.--5.32%
--------------------------------------------------------------------------------------------------------
    8,250   American Express Centurion Bank                 01/26/05      1.880                8,250,195
--------------------------------------------------------------------------------------------------------
    6,000   Discover Bank, New Castle DE                    12/06/04      1.940                6,000,000
--------------------------------------------------------------------------------------------------------
    5,000   Wells Fargo Bank N.A.                           01/24/05      2.040                5,000,000
--------------------------------------------------------------------------------------------------------
                                                                                              19,250,195
--------------------------------------------------------------------------------------------------------
Total Certificates of Deposit (cost--$63,748,653)                                             63,748,653
--------------------------------------------------------------------------------------------------------

COMMERCIAL PAPER@--55.61%
--------------------------------------------------------------------------------------------------------
  ASSET BACKED-AUTO & TRUCK--2.48%
--------------------------------------------------------------------------------------------------------
    9,000   New Center Asset Trust                          11/17/04      1.815                8,992,740
--------------------------------------------------------------------------------------------------------

UBS LIQUID ASSETS FUND

Statement of Net Assets -- October 31, 2004 (unaudited)

PRINCIPAL
  AMOUNT                                                     MATURITY      INTEREST
  (000)                                                        DATES         RATES            VALUE
--------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER@--(CONTINUED)
--------------------------------------------------------------------------------------------------------
  ASSET BACKED-BANKING--2.48%
--------------------------------------------------------------------------------------------------------
   $9,000   Atlantis One Funding                            11/10/04      1.780%              $8,995,995
--------------------------------------------------------------------------------------------------------
  ASSET BACKED-MISCELLANEOUS--20.15%
--------------------------------------------------------------------------------------------------------
    7,000   Amsterdam Funding Corp.                         11/15/04      1.820                6,995,046
--------------------------------------------------------------------------------------------------------
    9,000   Barton Capital Corp.                            11/17/04      1.840                8,992,640
--------------------------------------------------------------------------------------------------------
    4,000   Falcon Asset Securitization Corp.               11/17/04      1.850                3,996,711
--------------------------------------------------------------------------------------------------------
                                                            11/12/04 to   1.790 to
    9,000   Kitty Hawk Funding Corp.                        11/23/04      1.860                8,992,129
--------------------------------------------------------------------------------------------------------
    8,000   Preferred Receivables Funding Corp.             11/18/04      1.840                7,993,049
--------------------------------------------------------------------------------------------------------
    9,000   Ranger Funding Co. LLC                          11/22/04      1.840                8,990,340
--------------------------------------------------------------------------------------------------------
    9,000   Triple A One Funding                            11/29/04      1.900                8,986,700
--------------------------------------------------------------------------------------------------------
    9,000   Variable Funding Capital Corp.                  11/09/04      1.780                8,996,440
--------------------------------------------------------------------------------------------------------
                                                            11/10/04 to   1.790 to
    9,000   Yorktown Capital LLC                            11/19/04      1.840                8,993,610
--------------------------------------------------------------------------------------------------------
                                                                                              72,936,665
--------------------------------------------------------------------------------------------------------
  ASSET BACKED-SECURITIES--10.07%
--------------------------------------------------------------------------------------------------------
    4,000   Dorada Finance, Inc.                            02/01/05      2.140                3,978,124
--------------------------------------------------------------------------------------------------------
    9,000   Galaxy Funding, Inc.                            11/04/04      1.740                8,998,695
--------------------------------------------------------------------------------------------------------
    9,000   Giro Funding U.S. Corp.                         11/15/04      1.820                8,993,630
--------------------------------------------------------------------------------------------------------
    5,000   Grampian Funding LLC                            12/21/04      1.880                4,986,945
--------------------------------------------------------------------------------------------------------
    9,500   Scaldis Capital LLC                             12/15/04      1.840                9,478,636
--------------------------------------------------------------------------------------------------------
                                                                                              36,436,030
--------------------------------------------------------------------------------------------------------
  BANKING-NON-U.S.--3.59%
--------------------------------------------------------------------------------------------------------
    7,000   Depfa Bank PLC                                  11/23/04      1.165                6,995,017
--------------------------------------------------------------------------------------------------------
    6,000   HBOS Treasury Services PLC                      12/20/04      1.930                5,984,238
--------------------------------------------------------------------------------------------------------
                                                                                              12,979,255
--------------------------------------------------------------------------------------------------------
  BANKING-U.S.--8.00%
--------------------------------------------------------------------------------------------------------
    6,000   CBA (Delaware) Finance, Inc.                    11/30/04      1.920                5,990,720
--------------------------------------------------------------------------------------------------------
    6,000   Danske Corp.                                    11/22/04      1.820                5,993,630
--------------------------------------------------------------------------------------------------------
    4,000   National Australia Funding
              (Delaware), Inc.                              11/10/04      1.770                3,998,230
--------------------------------------------------------------------------------------------------------
    9,000   San Paolo IMI U.S. Financial Co.                11/12/04      1.775                8,995,119
--------------------------------------------------------------------------------------------------------
    4,000   Stadshypotek Delaware, Inc.                     11/16/04      1.820                3,996,966
--------------------------------------------------------------------------------------------------------
                                                                                              28,974,665
--------------------------------------------------------------------------------------------------------
  BROKERAGE--4.70%
--------------------------------------------------------------------------------------------------------
    9,000   Citigroup Global Markets
              Holdings, Inc.                                11/10/04      1.760                8,996,040
--------------------------------------------------------------------------------------------------------

UBS LIQUID ASSETS FUND

Statement of Net Assets -- October 31, 2004 (unaudited)

PRINCIPAL
  AMOUNT                                                     MATURITY      INTEREST
  (000)                                                        DATES         RATES            VALUE
--------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER@--(CONCLUDED)
--------------------------------------------------------------------------------------------------------
  BROKERAGE--(CONCLUDED)
--------------------------------------------------------------------------------------------------------
   $8,000   Greenwich Capital Holdings, Inc.                11/26/04      1.900%*             $8,000,000
--------------------------------------------------------------------------------------------------------
                                                                                              16,996,040
--------------------------------------------------------------------------------------------------------
  FINANCE-CAPTIVE AUTOMOTIVE--2.48%
--------------------------------------------------------------------------------------------------------
    9,000   Toyota Motor Credit Corp.                       11/10/04      1.780                8,995,995
--------------------------------------------------------------------------------------------------------
  UTILITIES-OTHER--1.66%
--------------------------------------------------------------------------------------------------------
    6,000   RWE AG                                          11/17/04      1.840                5,995,093
--------------------------------------------------------------------------------------------------------
Total Commercial Paper (cost--$201,302,478)                                                  201,302,478
--------------------------------------------------------------------------------------------------------

SHORT-TERM CORPORATE OBLIGATIONS--7.74%
--------------------------------------------------------------------------------------------------------
  ASSET BACKED-SECURITIES--1.93%
--------------------------------------------------------------------------------------------------------
    7,000   K2 (USA) LLC**                                  11/08/04      1.800*               6,999,931
--------------------------------------------------------------------------------------------------------
  BANKING-NON-U.S.--2.76%
--------------------------------------------------------------------------------------------------------
    7,000   Bayerische Landesbank Girozentrale              11/01/04      1.990*               7,002,120
--------------------------------------------------------------------------------------------------------
    3,000   HBOS Treasury Services PLC                      11/01/04      1.830*               3,000,000
--------------------------------------------------------------------------------------------------------
                                                                                              10,002,120
--------------------------------------------------------------------------------------------------------
  FINANCE-NONCAPTIVE CONSUMER--1.94%
--------------------------------------------------------------------------------------------------------
    7,000   Household Finance Corp.                         11/05/04      1.800*               7,000,000
--------------------------------------------------------------------------------------------------------
  FINANCE-NONCAPTIVE DIVERSIFIED--1.11%
--------------------------------------------------------------------------------------------------------
    4,000   General Electric Capital Corp.                  11/09/04      1.958*               4,000,000
--------------------------------------------------------------------------------------------------------
Total Short-Term Corporate Obligations
  (cost--$28,002,051)                                                                         28,002,051
--------------------------------------------------------------------------------------------------------

NUMBER OF
 SHARES
  (000)
---------
MONEY MARKET FUNDS+--0.32%
--------------------------------------------------------------------------------------------------------
      145   AIM Liquid Assets Portfolio                                   1.750                  145,357
--------------------------------------------------------------------------------------------------------
    1,004   BlackRock Provident Institutional TempFund                    1.622                1,004,241
--------------------------------------------------------------------------------------------------------
Total Money Market Funds (cost--$1,149,598)                                                    1,149,598
--------------------------------------------------------------------------------------------------------
Total Investments (cost--$365,749,448
  which approximates cost for federal income
  tax purposes)--101.05%                                                                     365,749,448
--------------------------------------------------------------------------------------------------------
Liabilities in excess of other assets--(1.05)%                                                (3,800,418)
--------------------------------------------------------------------------------------------------------
Net Assets (applicable to 361,889,959 shares
  of beneficial interest outstanding equivalent to
  $1.00 per share)--100.00%                                                                 $361,949,030
--------------------------------------------------------------------------------------------------------

UBS LIQUID ASSETS FUND

Statement of Net Assets -- October 31, 2004 (unaudited)

 * Variable rate securities--maturity dates reflect earlier of reset dates or stated maturity dates. The interest rates shown are the current rates as of October 31, 2004, and reset periodically.
** Security exempt from registration under Rule 144A of the Securities Act of 1933. This security, which represents 1.93% of net assets as of October 31, 2004, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 @   Interest rates shown are the discount rates at date of purchase.
 +   Interest rates shown reflect yield at October 31, 2004.

ISSUER BREAKDOWN BY COUNTRY                     PERCENTAGE OF PORTFOLIO ASSETS
------------------------------------------------------------------------------
United States                                                            81.5%
------------------------------------------------------------------------------
United Kingdom                                                            4.9
------------------------------------------------------------------------------
Germany                                                                   2.7
------------------------------------------------------------------------------
Switzerland                                                               2.5
------------------------------------------------------------------------------
France                                                                    2.5
------------------------------------------------------------------------------
Ireland                                                                   1.9
------------------------------------------------------------------------------
Belgium                                                                   1.5
------------------------------------------------------------------------------
Italy                                                                     1.4
------------------------------------------------------------------------------
Canada                                                                    1.1
------------------------------------------------------------------------------
Total                                                                   100.0%
------------------------------------------------------------------------------

                      Weighted average maturity -- 46 days

                 See accompanying notes to financial statements

UBS LIQUID ASSETS FUND

Statement of Operations

                                                                                 FOR THE SIX
                                                                                 MONTHS ENDED
                                                                               OCTOBER 31, 2004
                                                                                 (UNAUDITED)
----------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest                                                                           $2,553,479
----------------------------------------------------------------------------------------------
EXPENSES:
Investment advisory and administration fees                                           164,490
----------------------------------------------------------------------------------------------
Transfer agency and related services fees                                             154,541
----------------------------------------------------------------------------------------------
State registration fees                                                                43,608
----------------------------------------------------------------------------------------------
Professional fees                                                                      38,003
----------------------------------------------------------------------------------------------
Reports and notices to shareholders                                                    27,713
----------------------------------------------------------------------------------------------
Custody and accounting                                                                 18,277
----------------------------------------------------------------------------------------------
Trustees' fees                                                                          7,680
----------------------------------------------------------------------------------------------
Other expenses                                                                          7,791
----------------------------------------------------------------------------------------------
                                                                                      462,103
----------------------------------------------------------------------------------------------
Less: Fee waivers by investment advisor and administrator                            (164,490)
----------------------------------------------------------------------------------------------
Net expenses                                                                          297,613
----------------------------------------------------------------------------------------------
Net investment income                                                               2,255,866
----------------------------------------------------------------------------------------------
Net realized loss from investment activities                                              (70)
----------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                               $2,255,796
----------------------------------------------------------------------------------------------

Statement of Changes in Net Assets

                                                              FOR THE SIX
                                                              MONTHS ENDED         FOR THE
                                                            OCTOBER 31, 2004     YEAR ENDED
                                                               (UNAUDITED)     APRIL 30, 2004
----------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                                            $2,255,866        $3,114,548
---------------------------------------------------------------------------------------------
Net realized losses from investment activities                          (70)              (53)
----------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations              2,255,796         3,114,495
----------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                                            (2,255,866)       (3,114,548)
----------------------------------------------------------------------------------------------
Net realized gains from investment activities                       (10,200)          (93,858)
----------------------------------------------------------------------------------------------
Total dividends and distributions to shareholders                (2,266,066)       (3,208,406)
----------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
  beneficial interest transactions                               35,275,610       (11,756,451)
----------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                            35,265,340       (11,850,362)
----------------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                             326,683,690       338,534,052
----------------------------------------------------------------------------------------------
End of period                                                  $361,949,030      $326,683,690
----------------------------------------------------------------------------------------------
Accumulated undistributed net investment income                    $  --            $  --
----------------------------------------------------------------------------------------------

                 See accompanying notes to financial statements

UBS LIQUID ASSETS FUND

Notes to Financial Statements (unaudited)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

UBS Liquid Assets Fund (the "Fund") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a diversified series of UBS Money Series (the "Trust"), an open-end management investment company organized as a Delaware business trust on April 29, 1998. The Trust is a series mutual fund with four funds: the Fund, UBS Select Money Market Fund, UBS Select Treasury Fund and UBS Cash Reserves Fund. The financial statements for UBS Select Money Market Fund, UBS Select Treasury Fund and UBS Cash Reserves Fund are not included herein.

In the normal course of business the Fund may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires the Fund's management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

VALUATION AND ACCOUNTING FOR INVESTMENTS AND INVESTMENT INCOME--Investments are valued at amortized cost which approximates market value, unless the Trust's Board of Trustees (the "Board") determines that this does not represent fair value. Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

REPURCHASE AGREEMENTS--The Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller's agreement to repurchase them at an agreed upon date (or upon demand) and price. The Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special "tri-party" custodian or sub-custodian that maintains a separate account for both the Fund and its counterparty. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller's

UBS LIQUID ASSETS FUND

Notes to Financial Statements (unaudited)

guarantor, if any) becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global Asset Management (US) Inc. ("UBS Global AM"). UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry.

DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

CONCENTRATION OF RISK

The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments, including those particular to a specific industry, country or region.

INVESTMENT ADVISOR AND ADMINISTRATOR

The Board has approved an investment advisory and administration contract ("Advisory Contract") with UBS Global AM, under which UBS Global AM serves as an investment advisor and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays UBS Global AM an investment advisory and administration fee, which is accrued daily and paid monthly. Where the services are provided directly by UBS Global AM or an affiliate, the fee will be limited to reimbursement of UBS Global AM's direct advisory/administrative costs and expenses and will exclude any profit or overhead charges. Where UBS Global AM arranges for an unaffiliated person to provide services, the Fund will reimburse UBS Global AM for the cost of the services provided by the unaffiliated person, but no additional profit or overhead charge will be included or the Fund will pay the service provider directly. UBS Global AM has advised the Fund that it expects its direct advisory/administrative costs and expenses to approximate an annual rate of 0.09% of the average daily net assets of the Fund. These expenses are estimated amounts in addition to other expenses of the Fund. UBS Global AM periodically will review Fund expenses in an effort to confirm that only direct costs and expenses are paid to UBS Global AM by the Fund.

UBS LIQUID ASSETS FUND

Notes to Financial Statements (unaudited)

For the six months ended October 31, 2004, UBS Global AM waived its entire fee for its direct advisory/administrative costs and expenses.

SECURITIES LENDING

The Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, U.S. government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation for lending its securities from interest or dividends earned on the cash, U.S. government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. UBS Financial Services Inc., an indirect wholly owned subsidiary of UBS AG, and other affiliated broker-dealers have been approved as borrowers under the Fund's securities lending program. UBS Securities LLC is the Fund's lending agent. For the six months ended October 31, 2004, the Fund did not have any securities on loan.

OTHER LIABILITIES AND COMPONENTS OF NET ASSETS

At October 31, 2004, the Fund had the following liabilities outstanding:

Payable for investments purchased                                               $3,978,124
------------------------------------------------------------------------------------------
Dividends payable to shareholders                                                  117,695
------------------------------------------------------------------------------------------
Other accrued expenses                                                              91,521
------------------------------------------------------------------------------------------

At October 31, 2004, the components of net assets were as follows:

Accumulated paid in capital                                                   $361,887,751
------------------------------------------------------------------------------------------
Accumulated net realized gain from investment activities                            61,279
------------------------------------------------------------------------------------------
Net assets                                                                    $361,949,030
------------------------------------------------------------------------------------------

FEDERAL TAX STATUS

The Fund intends to distribute all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, realized capital gains and certain other amounts, if any, the Fund intends not to be subject to federal excise tax.

The tax character of distributions paid to shareholders by the Fund during the six months ended October 31, 2004 and the fiscal year ended April 30, 2004 was ordinary income.

UBS LIQUID ASSETS FUND

Notes to Financial Statements (unaudited)

The components of accumulated earnings (deficit) on a tax basis for the current fiscal year will be calculated after the Fund's fiscal year ending April 30, 2005.

SHARES OF BENEFICIAL INTEREST

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                                      FOR THE SIX          FOR THE
                                                      MONTHS ENDED        YEAR ENDED
                                                    OCTOBER 31, 2004    APRIL 30, 2004
---------------------------------------------------------------------------------------
Shares sold                                           1,119,973,087      2,056,883,610
---------------------------------------------------------------------------------------
Shares repurchased                                   (1,086,872,194)    (2,071,850,933)
---------------------------------------------------------------------------------------
Dividends reinvested                                      2,174,717          3,210,872
---------------------------------------------------------------------------------------
Net increase (decrease) in shares outstanding            35,275,610        (11,756,451)
---------------------------------------------------------------------------------------

UBS LIQUID ASSETS FUND

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                               FOR THE SIX                                                                      FOR THE PERIOD
                               MONTHS ENDED                      FOR THE YEARS ENDED APRIL 30,                FEBRUARY 14, 2000+
                             OCTOBER 31, 2004-----------------------------------------------------------------      THROUGH
                                (UNAUDITED)     2004             2003             2002             2001         APRIL 30, 2000
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD              $1.00           $1.00            $1.00            $1.00            $1.00            $1.00
------------------------------------------------------------------------------------------------------------------------------
Net investment income              0.006           0.010            0.015            0.029            0.061            0.012
------------------------------------------------------------------------------------------------------------------------------
Dividends from net
  investment income               (0.006)         (0.010)          (0.015)          (0.029)          (0.061)          (0.012)
------------------------------------------------------------------------------------------------------------------------------
Distributions from net
  realized gains from
  investment activities           (0.000)#        (0.000)#         (0.000)#             --               --               --
------------------------------------------------------------------------------------------------------------------------------
Total dividends and
  distributions                   (0.006)         (0.010)          (0.015)          (0.029)          (0.061)          (0.012)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END
  OF PERIOD                        $1.00           $1.00            $1.00            $1.00            $1.00            $1.00
------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT
  RETURN(1)                         0.62%           0.98%            1.56%            2.98%            6.32%            1.24%
------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end
  of period (000's)             $361,949        $326,684         $338,534         $368,936         $444,417         $326,125
------------------------------------------------------------------------------------------------------------------------------
Expenses to average
  net assets, net of
  fee waivers by
  advisor                           0.16%*          0.17%            0.16%            0.17%            0.19%            0.17%*
------------------------------------------------------------------------------------------------------------------------------
Expenses to average
  net assets, before
  fee waivers by
  advisor                           0.25%*          0.20%            0.19%            0.20%            0.22%            0.20%*
------------------------------------------------------------------------------------------------------------------------------
Net investment income
  to average net assets,
  net of fee waivers by
  advisor                           1.23%*          0.95%            1.56%            2.96%            6.11%            5.89%*
------------------------------------------------------------------------------------------------------------------------------
Net investment income
  to average net assets,
  before fee waivers by
  advisor                           1.14%*          0.92%            1.53%            2.93%            6.08%            5.86%*
------------------------------------------------------------------------------------------------------------------------------

#    Amount is less than $0.0005 per share.
+    Commencement of operations.
*    Annualized.
(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for periods of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

UBS LIQUID ASSETS FUND

Supplemental Information (unaudited)

QUARTERLY FORM N-Q PORTFOLIO SCHEDULE

The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commision ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. Additionally, you may obtain copies of Forms N-Q from the Fund upon request by calling 1-800-647-1568.

TRUSTEES

Richard Q. Armstrong
CHAIRMAN

Margo N. Alexander

David J. Beaubien

Richard R. Burt

Meyer Feldberg

Carl W. Schafer

William D. White

PRINCIPAL OFFICERS

Joseph A. Varnas
PRESIDENT

Mark F. Kemper
VICE PRESIDENT AND SECRETARY

Thomas Disbrow
VICE PRESIDENT AND TREASURER

Michael H. Markowitz
VICE PRESIDENT

W. Douglas Beck
VICE PRESIDENT

INVESTMENT ADVISOR, ADMINISTRATOR
AND PRINCIPAL UNDERWRITER

UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, New York 10019-6114

THE FINANCIAL INFORMATION INCLUDED HEREIN IS TAKEN FROM THE RECORDS OF THE FUND WITHOUT EXAMINATION BY INDEPENDENT AUDITORS WHO DO NOT EXPRESS AN OPINION THEREON.

THIS REPORT IS NOT TO BE USED IN CONNECTION WITH THE OFFERING OF SHARES OF THE FUND UNLESS ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS.


(C) 2004 UBS GLOBAL ASSET MANAGEMENT (US) INC. ALL RIGHTS RESERVED.

[UBS LOGO]                                                         Presorted
                                                                   Standard
                                                                 U.S. Postage
     UBS GLOBAL ASSET MANAGEMENT (US) INC.                           PAID
     51 West 52nd Street                                         Smithtown, NY
     New York, New York 10019-6114                                Permit 700

------                                                         ------


[GRAPHIC OMITTED]




UBS Select Money Market Fund
UBS Select Treasury Fund

Semiannual Report

October 31, 2004


------                                                                 ------

------                                                         ------


UBS Select Money Market Fund


December 15, 2004
                                                 UBS Select Money
                                                 Market Fund
Dear Shareholder,
                                                 Investment Goal:
We present you with the semiannual report Maximum current income for UBS Select
                                                 Money Market Fund for
                                                 consistent with liquidity and
                                                 the six months ended October
                                                 31, 2004.
                                                 capital preservation.
Performance

                                                 Portfolio Managers:
UBS Select Money Market Fund's (the Michael H. Markowitz
"Fund") seven-day current yield as of Robert Sabatino October 31, 2004, was
                                                 1.61%, up from 0.93% at its
                                                 fiscal year end on April 30,
                                                 2004. UBS Global Asset
                                                 Management (For more on the
                                                 Fund's performance, (US) Inc.
please refer to "Performance At A Glance" on page 4.)
                                                 Commencement:
                                                 August 10, 1998 An Interview
                                                 with Portfolio Managers
                                                 Michael H. Markowitz and
                                                 Dividend Payments:
Robert Sabatino
                                                 Monthly
Q. How would you describe the economic environment during the six-month reporting period?

A. Although the economy lost some traction in the second quarter of 2004, it appeared to regain some strength as the reporting period progressed. After rising 4.5% in the first quarter of 2004, gross domestic product (GDP) came in at 3.3% in the second quarter of the year. Based on preliminary figures, third quarter GDP then rose to 3.9%. This was due, in part, to improving consumer spending and more robust business investment in equipment and software.

Q. How did the Federal Reserve Board (the "Fed") react in this economic environment?

A. After many months of speculation, the Fed raised the federal funds rate (or "fed funds" rate) - the rate that banks charge one another for funds they borrow on an overnight basis-from 1.00% to 1.25% on June 30, 2004. The Fed raised rates again at its subsequent meetings on August 10, September 21 and November 10, bringing the fed funds rate to 2.00%. Coinciding with the November 10 rate hike, the Fed stated: "Output appears to be growing at a moderate pace despite the rise in energy prices, and labor market conditions have improved. Inflation and longer-term inflation expectations remain well contained." The market interpreted this statement to mean that the Fed, through its words and actions, would continue to raise rates in the future.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                                                             1
------                                                                 ------

------                                                         ------


UBS Select Money Market Fund

Q. How did you position the Fund's portfolio during the period?

A. Throughout much of the reporting period, we employed a "barbell" strategy, whereby we purchased securities at both ends of the maturity spectrum. Our longer-term securities-with maturities up to roughly one year-were used to lock in higher rates out the curve, while our shorter-term securities-with maturities of one month or less-provided liquidity and gave us the ability to reinvest once the Fed increased interest rates. This strategy was beneficial because it allowed us to generate incremental yield compared with a more "laddered" approach, wherein a portfolio is spread out among all maturity levels.

   In terms of security selection, we maintained our strategy of emphasizing quality and liquidity. Thus, we continued to concentrate a large portion of the Fund's holdings in commercial paper, which, in the healthier credit environment that characterized much of the period, offered a yield advantage. We held positions in other sectors, including US government and agency obligations, certificates of deposit and short-term corporate obligations, which helped maintain the Fund's overall level of diversification. This strategy also helped us meet our liquidity requirements.

Q. What is your outlook for the economy, and how do you anticipate structuring the portfolio going forward?

A. At this point, we expect that the Fed will continue to raise interest rates in the months to come. In anticipation of the higher interest rate environment, we have let the Fund's weighted average maturity drift shorter, in order to take advantage of higher yields. Maintaining a high-quality portfolio will also be of paramount importance, and we anticipate continuing our strategy of allocating a large portion of the portfolio to US government securities.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
2
------                                                                 ------

------                                                         ------


UBS Select Money Market Fund

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS funds,* please contact your financial advisor or visit us at www.ubs.com.

Sincerely,
[GRAPHIC OMITTED]




Joseph A. Varnas
President
UBS Select Money Market Fund Managing Director
UBS Global Asset Management (US) Inc.
[GRAPHIC OMITTED]




Michael H. Markowitz
Portfolio Manager
UBS Select Money Market Fund
Managing Director
UBS Global Asset Management (US) Inc.

[GRAPHIC OMITTED]




Robert Sabatino
Portfolio Manager
UBS Select Money Market Fund
Director
UBS Global Asset Management (US) Inc.



This letter is intended to assist shareholders in understanding how the Fund performed during the six months ended October 31, 2004, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances, and they do not guarantee the future performance of the markets or the Fund. We encourage you to consult your financial advisor regarding your personal investment program.




* Mutual funds are sold by prospectus only. The prospectus for a fund contains more complete information regarding investment objectives, risks, charges and expenses, and should be read carefully before investing.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                                                             3
------                                                                 ------

------                                                         ------


UBS Select Money Market Fund

Performance At A Glance (unaudited)

Yields and Characteristics       10/31/04     4/30/04     10/31/03
=============================   ==========   =========   =========
Seven-Day Current Yield*         1.61%        0.93%       0.94%
-----------------------------   -----        -----       -----
Seven-Day Effective Yield*       1.62         0.94        0.94
-----------------------------   -----        -----       -----
Weighted Average Maturity**     46 days      53 days     55 days
-----------------------------   --------     -------     -------
Net Assets (bln)                $ 6.2        $ 7.5       $ 6.0
=============================   =====        =====       =====



Sector Allocation***                    10/31/04     4/30/04     10/31/03
====================================   ==========   =========   =========
U.S. Government Agency Obligations      28.1%        17.2%       23.2%
------------------------------------   -----        -----       -----
Commercial Paper                        22.9         42.2        38.9
------------------------------------   -----        -----       -----
Certificates of Deposit                 15.9         14.8        11.5
------------------------------------   -----        -----       -----
Short-Term Corporate Obligations        12.2         10.8        11.2
------------------------------------   -----        -----       -----
Time Deposits                            6.1          2.1         2.1
------------------------------------   -----        -----       -----
Repurchase Agreements                    5.7          2.0         2.5
------------------------------------   -----        -----       -----
U.S. Master Notes                        4.9          6.0         5.0
------------------------------------   -----        -----       -----
Funding Agreements                       4.0          3.4         4.1
------------------------------------   -----        -----       -----
Bank Notes                               0.6          1.6         1.4
------------------------------------   -----        -----       -----
Money Market Funds                       0.4          0.6         0.1
------------------------------------   -----        -----       -----
Other Assets Less Liabilities          ( 0.8)       ( 0.7)          -
------------------------------------   -----        -----       -----
Total                                  100.0%       100.0%      100.0%
====================================   =====        =====       =====

    Yield data quoted are for Institutional shares. There were no Financial Intermediary shares outstanding during the six months ended October 31, 2004. If such shares had been outstanding at October 31, 2004, the yields would be approximately 0.25% lower than the yields for Institutional shares.
* Yields will fluctuate. Performance data quoted represents past performance. Past performance does not guarantee future results.
** The Fund is actively managed and its weighted average maturity will differ over time.
*** Weightings represent percentages of net assets as of the dates indicated. The Fund's portfolio is actively managed and its composition will vary over time.


--------------------------------------------------------------------------------
4
------                                                                 ------

------                                                         ------


UBS Select Money Market Fund

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2004 to October 31, 2004.


Actual Expenses
The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.


Hypothetical Example for Comparison Purposes
The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs-for example, sales charges (loads), redemption fees, or exchange fees.



                                             Beginning          Ending          Expenses Paid
                                           Account Value     Account Value     During Period*
                                            May 1, 2004    October 31, 2004   05/01/04-10/31/04
                                          --------------- ------------------ ------------------
Actual                                    $ 1,000.00      $ 1,006.20         $ 0.91
--------------------------------------    ----------      ----------         ------
Hypothetical (5% annual return before
  expenses)                                1,000.00        1,024.30           0.92
--------------------------------------    ----------      ----------         ------

* Expenses are equal to the Fund's annualized expense ratio of 0.18% for Institutional shares (the only class of shares outstanding during the period), multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).


--------------------------------------------------------------------------------
                                                                             5
------                                                                 ------

------                                                         ------


UBS Select Treasury Fund


                                                 UBS Select Treasury Fund
December 15, 2004
                                                 Investment Goal:
Dear Shareholder,
                                                 Maximum current income We
present you with the semiannual report consistent with liquidity and for UBS Select Treasury Fund for the six capital preservation.
months ended October 31, 2004.
                                                 Portfolio Managers:
Performance
                                                 Michael H. Markowitz
UBS Select Treasury Fund's (the "Fund") Robert Sabatino seven-day current yield as of October 31, UBS Global Asset Management 2004, was
                                                 1.55%, up from 0.77% at its
                                                 fiscal (US) Inc.
year end on April 30, 2004. (For more on the Fund's performance, please refer
Commencement:
to "Performance At A Glance" on page 9.)
                                                 March 23, 2004


An Interview with Portfolio Managers
                                                 Dividend Payments:
Michael H. Markowitz and
                                                 Monthly
Robert Sabatino
Q. How would you describe the economic
   environment during the six-month reporting period?

A. Although the economy lost some traction in the second quarter of 2004, it appeared to regain some strength as the reporting period progressed. After rising 4.5% in the first quarter of 2004, gross domestic product (GDP) came in at 3.3% in the second quarter of the year. Based on preliminary figures, third quarter GDP then rose to 3.9%. This was due, in part, to improving consumer spending and more robust business investment in equipment and software.

Q. How did the Federal Reserve Board (the "Fed") react in this economic environment?

A. After many months of speculation, the Fed raised the federal funds rate (or "fed funds" rate)-the rate that banks charge one another for funds they borrow on an overnight basis-from 1.00% to 1.25% on June 30, 2004. The Fed raised rates again at its subsequent meetings on August 10, September 21 and November 10, bringing the fed funds rate to 2.00%. Coinciding with the November 10 rate hike, the Fed stated: "Output appears to be growing at a moderate pace despite the rise in energy prices, and labor market conditions have improved. Inflation and longer-term inflation expectations remain well contained." The market interpreted this statement to mean that the Fed, through its words and actions, would continue to raise rates in the future.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
6
------                                                                 ------

------                                                         ------


UBS Select Treasury Fund

Q. How did you position the Fund's portfolio during the period?

A. Since the Fund's inception in March 2004, we have moved to further diversify its portfolio among an array of short-term Treasury securities and high-quality repurchase agreements. When the reporting period began, the Fund's duration was neutral as we awaited signals of further upward momentum in interest rates. Following the Fed's raising of interest rates at the end of June 2004, we reduced the Fund's duration to slightly lower. We maintained this positioning throughout the remainder of the reporting period, as we saw signs of renewed economic strength and repeated indications from the Fed that it would continue to gradually increase interest rates.

Q. What is your outlook for the economy, and how do you anticipate structuring the portfolio going forward?

A. Near-term uncertainty is expected to recede given the resolution of the US presidential election. We believe the next few months' employment reports, inflation data and, to some extent, movements in commodity prices and the US dollar should influence the pace of Fed interest rate hikes and investors' appetite for risk. Though most investors expect employment growth to be better than the official data would suggest, they remain cautious until the data convince them otherwise. We anticipate maintaining a shorter duration consistent with our view that the US economy will display solid growth, and that the Fed is committed to continue raising the fed funds rate back to a neutral position.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                                                             7
------                                                                 ------

------                                                         ------


UBS Select Treasury Fund

We thank you for your support, and welcome any comments or questions you may have. For additional information on the UBS funds,* please contact your financial advisor or visit us at www.ubs.com.

Sincerely,

[GRAPHIC OMITTED]




Joseph A. Varnas
President
UBS Select Treasury Fund
Managing Director
UBS Global Asset Management (US) Inc.

[GRAPHIC OMITTED]




Michael H. Markowitz
Portfolio Manager
UBS Select Treasury Fund
Managing Director
UBS Global Asset Management (US) Inc.

[GRAPHIC OMITTED]




Robert Sabatino
Portfolio Manager
UBS Select Treasury Fund
Director
UBS Global Asset Management (US) Inc.


This letter is intended to assist shareholders in understanding how the Fund performed during the six months ended October 31, 2004, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances, and they do not guarantee the future performance of the markets or the Fund. We encourage you to consult your financial advisor regarding your personal investment program.




* Mutual funds are sold by prospectus only. The prospectus for a fund contains more complete information regarding investment objectives, risks, charges and expenses, and should be read carefully before investing.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
8
------                                                                 ------

------                                                         ------


UBS Select Treasury Fund

Performance At A Glance (unaudited)

Yields and Characteristics            10/31/04        4/30/04
===============================   ============   ============
Seven-Day Current Yield*               1.55%          0.77%
-------------------------------   ---------      ---------
Seven-Day Effective Yield*             1.56           0.78
-------------------------------   ---------      ---------
Weighted Average Maturity**       15 days           55 days
-------------------------------   ----------     ----------
Net Assets (mm)                   $   330.0      $   385.5
===============================   =========      =========
Sector Allocation***
===============================   =========      =========
U.S. Treasury Obligations             39.4%          72.2%
-------------------------------   ---------      ---------
Repurchase Agreements                 60.7           30.4
-------------------------------   ---------      ---------
Money Market Funds                       -            2.7
-------------------------------   ---------      ---------
Other Assets Less Liabilities     (    0.1)          (5.3)
-------------------------------   ---------      ---------
Total                                100.0%         100.0%
===============================   =========      =========


    Yield data quoted are for Institutional shares. There were no Financial Intermediary shares outstanding during the six months ended October 31, 2004. If such shares had been outstanding at October 31, 2004, the yields would be approximately 0.25% lower than the yields for Institutional shares.
* Yields will fluctuate. Performance data quoted represents past performance. Past performance does not guarantee future results.
** The Fund is actively managed and its weighted average maturity will differ over time.
*** Weightings represent percentages of net assets as of the dates indicated. The Fund's portfolio is actively managed and its composition will vary over time.


--------------------------------------------------------------------------------
                                                                             9
------                                                                 ------

------                                                         ------


UBS Select Treasury Fund

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2004 to October 31, 2004.


Actual Expenses
The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.


Hypothetical Example for Comparison Purposes
The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs-for example, sales charges (loads), redemption fees, or exchange fees.



                                     Beginning            Ending            Expenses Paid
                                   Account Value       Account Value       During Period*
                                    May 1, 2004      October 31, 2004     05/01/04-10/31/04
                                  ---------------   ------------------   ------------------
Actual                            $ 1,000.00        $ 1,005.60           $ 0.91
-------------------------------   ----------        ----------           ------
Hypothetical (5% annual return
  before expenses)                 1,000.00          1,024.30             0.92
-------------------------------   ----------        ----------           ------

* Expenses are equal to the Fund's annualized expense ratio of 0.18% for Institutional shares (the only class of shares outstanding during the period), multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period)


--------------------------------------------------------------------------------
10
------                                                                 ------

------                                                         ------


        UBS Select Money Market Fund

        Statement of Net Assets-October 31, 2004 (unaudited)


 Principal
  Amount                                              Maturity        Interest
   (000)                                               Dates           Rates             Value
==========                                         =============   =============   ================
U.S. Government Agency Obligations-28.12%
======================================================================================================
$ 75,000     Federal Farm Credit Bank              11/08/04            1.780%*     $  75,000,000
----------   -----------------------------------   --------            -----       -------------
                                                   01/04/05 to     1.905 to
  175,000    Federal Home Loan Bank                01/05/05            1.910*        174,911,294
----------   -----------------------------------   --------        ---------       -------------
                                                   01/14/05 to     1.350 to
  355,390    Federal Home Loan Bank                10/21/05           4.125          355,395,347
----------   -----------------------------------   --------        ---------       -------------
             Federal Home Loan Mortgage            11/15/04 to     1.420 to
  125,000    Corp.                                 03/01/05           3.875          125,189,637
----------   -----------------------------------   --------        ---------       -------------
             Federal Home Loan Mortgage
  100,000    Corp.                                 11/16/04          1.620  @         99,932,500
----------   -----------------------------------   --------        ---------       -------------
             Federal National Mortgage             11/28/04 to     1.874 to
  204,000    Association                           01/03/05            1.876*        203,901,598
----------   -----------------------------------   --------        ---------       -------------
             Federal National Mortgage             12/10/04 to     1.080 to
  294,828    Association                           12/22/04          1.850  @        294,271,307
----------   -----------------------------------   --------        ---------       -------------
             Federal National Mortgage             12/29/04 to     1.400 to
  405,500    Association                           09/30/05           2.300          405,500,000
----------   -----------------------------------   --------        ---------       -------------
Total U.S. Government Agency Obligations (cost-$1,734,101,683)                     1,734,101,683
================================================================   =========       =============
Bank Note-0.61%
======================================================================================================
  U.S.-0.61%
================
   37,600    U.S. Bank N.A. (cost-$37,600,000)     04/07/05           1.430           37,600,000
==========   ===================================   ========        =========       =============
Time Deposits-6.08%
======================================================================================================
 Banking-Non U.S.-6.08%
======================================================================================================
             National City Bank of Indiana,
  200,000    Grand Cayman Islands                  11/01/04           1.750          200,000,000
----------   -----------------------------------   --------        ---------       -------------
             Societe Generale, Grand
  175,000    Cayman Islands                        11/01/04           1.844          175,000,000
----------   -----------------------------------   --------        ---------       -------------
Total Time Deposits (cost-$375,000,000)                                              375,000,000
================================================================   =========       =============
Certificates of Deposit-15.94%
======================================================================================================
  Non-U.S.-13.25%
================
             Abbey National Treasury
  100,000    Services PLC                          11/15/04           1.810          100,000,000
----------   -----------------------------------   --------        ---------       -------------
                                                   11/08/04 to     1.795 to
  150,000    Credit Suisse First Boston NY         12/02/04           1.960          150,000,000
----------   -----------------------------------   --------        ---------       -------------
   50,000    Danske Bank A/S                       11/02/04           1.660           50,000,000
----------   -----------------------------------   --------        ---------       -------------
   74,000    Fortis Bank NV                        11/15/04            1.793*         73,997,427
----------   -----------------------------------   --------        ---------       -------------
  150,000    Natexis Banque Populaires             11/01/04           1.780          150,000,000
----------   -----------------------------------   --------        ---------       -------------
   45,000    Royal Bank of Canada                  12/27/04           1.463           44,992,570
----------   -----------------------------------   --------        ---------       -------------
   74,000    Royal Bank of Scotland PLC            10/03/05           2.375           73,983,146
----------   -----------------------------------   --------        ---------       -------------
   44,000    Societe Generale                      11/05/04            1.768*         43,995,764
----------   -----------------------------------   --------        ---------       -------------
  100,000    UniCredito Italiano SpA               12/24/04            1.876*         99,981,963
----------   -----------------------------------   --------        ---------       -------------
   30,000    Westdeutsche Landesbank AG            11/01/04            1.795*         30,000,000
----------   -----------------------------------   --------        ---------       -------------
                                                                                     816,950,870
==========   ===================================   ========        =========       =============
  U.S.-2.69%
================
   50,000    American Express Centurion Bank       11/10/04           1.790           50,000,000
----------   -----------------------------------   --------        ---------       -------------
  116,000    First Tennessee Bank N.A.             11/08/04           1.780          116,000,000
----------   -----------------------------------   --------        ---------       -------------
                                                                                     166,000,000
==========   ===================================   ========        =========       =============
Total Certificates of Deposit (cost-$982,950,870)                                    982,950,870
================================================================   =========       =============

--------------------------------------------------------------------------------
                                                                           11
------                                                                 ------

------                                                         ------


UBS Select Money Market Fund

Statement of Net Assets-October 31, 2004 (unaudited)


                  Principal
                    Amount                                                           Maturity     Interest
                    (000)                                                             Dates         Rates          Value
=============================================                                     ============= ============ ================
Commercial Paper@-22.92%
==============================================================================================================================
  Asset Backed-Auto & Truck-1.46%
==============================================================================================================================
                                                                                  11/16/04 to   1.815 to
$ 90,000                                      New Center Asset Trust              11/17/04      1.820%       $  89,929,817
-------------------                           ----------------------------------- --------      ------       -------------
  Asset Backed-Banking-1.14%
==============================================================================================================================
   70,382                                     Atlantis One Funding                11/08/04      1.780           70,357,640
-------------------                           ----------------------------------- --------      ------       -------------
  Asset Backed-Miscellaneous-12.22%
==============================================================================================================================
   45,000                                     Amsterdam Funding Corp.             11/10/04      1.790           44,979,862
-------------------                           ----------------------------------- --------      ------       -------------
                                                                                  11/09/04 to
  138,100                                     Barton Capital Corp.                11/10/04      1.780          138,041,018
-------------------                           ----------------------------------- --------      ------       -------------
  100,000                                     Falcon Asset Securitization Corp.   11/08/04      1.780           99,965,389
-------------------                           ----------------------------------- --------      ------       -------------
  100,000                                     Thunderbay Funding                  11/01/04      1.790          100,000,000
-------------------                           ----------------------------------- --------      ------       -------------
                                                                                  11/05/04 to   1.780 to
   99,884                                     Triple A One Funding                11/08/04      1.790           99,856,644
-------------------                           ----------------------------------- --------      ------       -------------
  112,000                                     Variable Funding Capital Corp.      11/09/04      1.780          111,955,698
-------------------                           ----------------------------------- --------      ------       -------------
                                                                                  11/02/04 to
  158,718                                     Windmill Funding Corp.              11/09/04      1.780          158,674,933
-------------------                           ----------------------------------- --------      ------       -------------
                                                                                                               753,473,544
===================                           =================================== ========      ======       =============
  Asset Backed-Securities-5.67%
==============================================================================================================================
   35,000                                     CC (USA), Inc.                      11/10/04      1.780           34,984,425
-------------------                           ----------------------------------- --------      ------       -------------
                                                                                  11/09/04 to   1.790 to
  121,000                                     Giro Funding U.S. Corp.             11/15/04      1.820          120,937,747
-------------------                           ----------------------------------- --------      ------       -------------
                                                                                  11/08/04 to   1.720 to
   94,000                                     Grampian Funding LLC                11/09/04      1.780           93,965,660
-------------------                           ----------------------------------- --------      ------       -------------
  100,000                                     Scaldis Capital LLC                 11/08/04      1.780           99,965,389
-------------------                           ----------------------------------- --------      ------       -------------
                                                                                                               349,853,221
===================                           =================================== ========      ======       =============
  Banking-U.S.-1.62%
===================
  100,000                                     Rabobank USA Financial Corp.        11/01/04      1.840          100,000,000
-------------------                           ----------------------------------- --------      ------       -------------
  Finance-NonCaptive Diversified-0.81%
==============================================================================================================================
   50,000                                     General Electric Capital Corp.      11/03/04      1.780           49,995,055
-------------------                           ----------------------------------- --------      ------       -------------
Total Commercial Paper (cost-$1,413,609,277)                                                                 1,413,609,277
=============================================================================================== ======       =============
U.S. Master Notes-4.86%
==============================================================================================================================
  Brokerage-4.86%
===================
  150,000                                     Bank of America Securities LLC      11/01/04      1.913*         150,000,000
-------------------                           ----------------------------------- --------      ------       -------------
  150,000                                     Bear Stearns Cos., Inc.             11/01/04      2.013*         150,000,000
-------------------                           ----------------------------------- --------      ------       -------------
Total U.S. Master Notes (cost-$300,000,000)                                                                    300,000,000
=============================================================================================== ======       =============
Funding Agreements#-4.05%
==============================================================================================================================
  100,000                                     Metropolitan Life Insurance Co.     11/01/04      1.940*         100,000,000
-------------------                           ----------------------------------- --------      ------       -------------
   75,000                                     New York Life Insurance Co.         11/01/04      1.930*          75,000,000
-------------------                           ----------------------------------- --------      ------       -------------
   75,000                                     Travelers Insurance Co.             11/01/04      1.930*          75,000,000
-------------------                           ----------------------------------- --------      ------       -------------
Total Funding Agreements (cost-$250,000,000)                                                                   250,000,000
=============================================================================================== ======       =============
Short-Term Corporate Obligations-12.16%
==============================================================================================================================
  Asset Backed-Securities-5.50%
==============================================================================================================================
   54,000                                     CC (USA), Inc.                      11/12/04      1.813*          53,998,406
-------------------                           ----------------------------------- --------      ------       -------------
   50,000                                     K2 (USA) LLC**                      11/15/04      1.490           50,000,000
-------------------                           ----------------------------------- --------      ------       -------------


--------------------------------------------------------------------------------
12
------                                                                 ------

------                                                         ------


        UBS Select Money Market Fund

        Statement of Net Assets-October 31, 2004 (unaudited)


                         Principal
                           Amount
                           (000)
===========================================================
Short-Term Corporate Obligations-(concluded)
=====================================================================================================
  Asset Backed-Securities-(concluded)
=====================================================================================================
$150,000                                                    K2 (USA) LLC**
-----------------------                                     ----------------------------------------
   35,000                                                   Links Finance LLC**
-----------------------                                     ----------------------------------------
   50,000                                                   Links Finance LLC**
-----------------------                                     ----------------------------------------

=======================                                     ===================
  Banking-Non-U.S.-1.38%
=======================
   85,000                                                   HBOS Treasury Services PLC
-----------------------                                     ----------------------------------------
  Banking-U.S.-1.06%
=======================
   40,000                                                   KFW International Finance, Inc.
-----------------------                                     ----------------------------------------
   25,000                                                   Wells Fargo & Co.
-----------------------                                     ----------------------------------------

=======================                                     ===================
  Brokerage-1.38%
=======================
   85,000                                                   Morgan Stanley
-----------------------                                     ----------------------------------------
  Finance-NonCaptive Consumer-0.81%
=====================================================================================================
   50,000                                                   Household Finance Corp.
-----------------------                                     ----------------------------------------
  Finance-NonCaptive Diversified-2.03%
=====================================================================================================
  125,000                                                   General Electric Capital Corp.
-----------------------                                     ----------------------------------------
Total Short-Term Corporate Obligations (cost-$749,572,678)
====================================================================================================
Repurchase Agreements-5.68%
=====================================================================================================
   50,000                                                   Repurchase Agreement dated
-----------------------
                                                            10/29/04 with Deutsche Bank
                                                            Securities, Inc., collateralized by
                                                            $25,700,000 Federal Home
                                                            Loan Bank Obligations,
                                                            1.550% due 07/14/05 and
                                                            $25,214,000 Federal Home
                                                            Loan Mortgage Corp.
                                                            Obligations, zero coupon due
                                                            04/08/14;
                                                             (value-$51,000,710);
                                                            proceeds; $50,007,708
                                                            ----------------------------------------
  100,000                                                   Repurchase Agreement dated
-----------------------
                                                            10/29/04 with Goldman Sachs
                                                            & Co., collateralized by
                                                            $96,666,000 U.S. Treasury
                                                            Notes, 1.750% to 5.500% due
                                                            12/31/04 to 05/15/09;
                                                            (value-$102,000,284);
                                                            proceeds: $100,015,417
                                                            ----------------------------------------
  200,000                                                   Repurchase Agreement dated
-----------------------
                                                            10/29/04 with Goldman Sachs
                                                            Mortgage Corp., collateralized
                                                            by $201,277,756 various whole
                                                            loan assets due 01/01/10;
                                                            (value-$206,000,000);
                                                            proceeds: $200,033,750
                                                            ----------------------------------------
Total Repurchase Agreements (cost-$350,000,000)
====================================================================================================



                         Principal
                           Amount                              Maturity      Interest
                           (000)                                Dates         Rates          Value
=========================================================== ============= ============= ===============
Short-Term Corporate Obligations-(concluded)
========================================================================================================
  Asset Backed-Securities-(concluded)
========================================================================================================
                                                            11/08/04 to   1.840 to
$150,000                                                    11/15/04        1.870%*     $150,029,671
-----------------------                                     --------      -------       ------------
   35,000                                                   03/15/05       1.510          35,014,008
-----------------------                                     --------      -------       ------------
   50,000                                                   11/26/04        1.930*        50,006,791
-----------------------                                     --------      -------       ------------
                                                                                         339,048,876
=======================                                     ========      =======       ============
  Banking-Non-U.S.-1.38%
=======================
   85,000                                                   11/01/04        1.830*        85,000,000
-----------------------                                     --------      -------       ------------
  Banking-U.S.-1.06%
=======================
   40,000                                                   04/18/05       4.250          40,506,681
-----------------------                                     --------      -------       ------------
   25,000                                                   11/15/04        1.938*        25,000,000
-----------------------                                     --------      -------       ------------
                                                                                          65,506,681
=======================                                     ========      =======       ============
  Brokerage-1.38%
=======================
   85,000                                                   11/01/04        1.915*        85,000,000
-----------------------                                     --------      -------       ------------
  Finance-NonCaptive Consumer-0.81%
========================================================================================================
   50,000                                                   11/05/04        1.800*        50,000,000
-----------------------                                     --------      -------       ------------
  Finance-NonCaptive Diversified-2.03%
========================================================================================================
  125,000                                                   11/09/04        1.958*       125,017,121
-----------------------                                     --------      -------       ------------
Total Short-Term Corporate Obligations (cost-$749,572,678)                               749,572,678
========================================================================= =======       ============
Repurchase Agreements-5.68%
========================================================================================================
   50,000
-----------------------
                                                            11/01/04       1.850          50,000,000
                                                            --------      -------       ------------
  100,000
-----------------------
                                                            11/01/04       1.850         100,000,000
                                                            --------      -------       ------------
  200,000
-----------------------
                                                            11/01/04       2.025         200,000,000
                                                            --------      -------       ------------
Total Repurchase Agreements (cost-$350,000,000)                                          350,000,000
========================================================================= =======       ============


--------------------------------------------------------------------------------
                                                                           13
------                                                                 ------

------                                                         ------


UBS Select Money Market Fund

Statement of Net Assets-October 31, 2004 (unaudited)


                                Number of
                                 Shares
                                  (000)
========================================================================
Money Market Fund-0.38%
============================================================================================================
                                                                         BlackRock Provident Institutional
   23,496                                                                 TempFund (cost-$23,495,578)
 ========                                                                ==================================
Total Investments (cost-$6,216,330,086 which approximates cost for federal income tax purposes)-100.80%
-----------------------------------------------------------------------------------------------------------
Liabilities in excess of other assets-(0.80)%
-----------------------------------------------------------------------------------------------------------
Net Assets (applicable to 6,166,793,860 Institutional shares of beneficial interest outstanding equivalent to $1.00 per share)-100.00%
===========================================================================================================



                                Number of
                                 Shares                                        Interest
                                  (000)                                         Rate\^          Value
========================================================================     =========== ==================
Money Market Fund-0.38%
============================================================================================================
   23,496                                                                    1.622%       $   23,495,578
 ========                                                                === =====        ==============
Total Investments (cost-$6,216,330,086 which approximates cost
  for federal income tax purposes)-100.80%                                                 6,216,330,086
----------------------------------------------------------------------------------------  --------------
Liabilities in excess of other assets-(0.80)%                                                (49,467,357)
----------------------------------------------------------------------------------------  --------------
Net Assets (applicable to 6,166,793,860 Institutional shares of
  beneficial interest outstanding equivalent to $1.00 per share)-100.00%                  $6,166,862,729
========================================================================================  ==============


* Variable rate securities- maturity dates reflect earlier of reset dates or stated maturity dates. The interest rates shown are the current rates as of October 31, 2004, and reset periodically.
** Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 4.62% of net assets as of October 31, 2004, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
@   Interest rates shown are the discount rates at date of purchase.
\^  Interest rate shown reflects yield at October 31, 2004.
# The following represents illiquid restricted securities as of October 31, 2004:




                                                                 Acquisition Cost                   Market Value
                                   Acquisition    Acquisition      Percentage of        Market      Percentage of
          Security Names              Dates           Cost          Net Assets          Value        Net Assets
--------------------------------- ------------- --------------- ------------------ --------------- --------------
Metropolitan Life Insurance Co.,
  1.940%, 11/01/04                08/02/04      $100,000,000    1.61%              $100,000,000    1.61%
--------------------------------- --------      ------------    -----              ------------    -----
New York Life Insurance Co.,
  1.930%, 11/01/04                02/04/04        75,000,000    1.22                 75,000,000    1.22
--------------------------------- --------      ------------    -----              ------------    -----
Travelers Insurance Co.,
  1.930%, 11/01/04                07/01/04        75,000,000    1.22                 75,000,000    1.22
--------------------------------- --------      ------------    -----              ------------    -----
                                                $250,000,000    4.05%              $250,000,000    4.05%
--------------------------------- --------      ------------    -----              ------------    -----


Issuer Breakdown By Country
                              Percentage of Portfolio Assets
============================= ==================================
United States                  79.5%
----------------------------- -----
Grand Cayman Islands            6.0
----------------------------- -----
United Kingdom                  4.2
----------------------------- -----
France                          3.1
----------------------------- -----
Switzerland                     2.4
----------------------------- -----
Italy                           1.6
----------------------------- -----
Belgium                         1.2
----------------------------- -----
Denmark                         0.8
----------------------------- -----
Canada                          0.7
----------------------------- -----
Germany                         0.5
----------------------------- -----
Total                         100.0%
============================= =====

                      Weighted average maturity - 46 days







                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
14
------                                                                 ------

------                                                         ------


UBS Select Treasury Fund

Statement of Net Assets-October 31, 2004 (unaudited)


                           Principal
                             Amount
                             (000)
=============================================================
U.S. Treasury Obligations-39.36%
====================================================================================================================
$  25,000                                                     U. S. Treasury Bills
---------------                                               -----------------------------------------------------
     90,000                                                   U. S. Treasury Bills (1)
---------------                                               -----------------------------------------------------
     15,000                                                   U. S. Treasury Notes (1)
---------------                                               -----------------------------------------------------
Total U.S. Treasury Obligations (cost-$129,911,589)
===================================================================================================================
Repurchase Agreements-60.75%
====================================================================================================================
     50,000                                                   Repurchase Agreement dated 10/29/04 with Bank
---------------
                                                              of America, collateralized by $34,183,000 U.S.
                                                              Treasury Bonds, 8.750% due 05/15/20;
                                                              (value-$51,001,305); proceeds: $50,007,500
                                                              -----------------------------------------------------
     50,000                                                   Repurchase Agreement dated 10/29/04 with Bear
---------------
                                                              Stearns & Co., collateralized by $164,162,000
                                                              U.S. Treasury Bond Strips, 6.125% to 6.750%
                                                              due 08/15/26 to 11/15/27;
                                                              (value-$51,692,316); proceeds: $50,007,458
                                                              -----------------------------------------------------
     50,510                                                   Repurchase Agreement dated 10/29/04 with
---------------
                                                              Deutsche Bank Securities, Inc., collateralized by
                                                              $23,652,000 U.S. Treasury Bonds, 6.875% to
                                                              11.250% due 02/15/15 to 08/15/25 and
                                                              $17,277,000 U.S. Treasury Notes, 6.500% due
                                                              08/15/05; (value-$51,521,729); proceeds:
                                                              $50,517,534
                                                              -----------
     50,000                                                   Repurchase Agreement dated 10/29/04 with
---------------
                                                              Morgan Stanley & Co., Inc. collateralized by
                                                              $79,668,000 U.S. Treasury Bond Strips,
                                                              11.250% due 02/15/15; (value-$51,000,267);
                                                              proceeds: $50,007,458
                                                              -----------------------------------------------------
Total Repurchase Agreements (cost-$200,510,000)
===================================================================================================================
Total Investments (cost-$330,421,589 which approximates cost for federal income tax purposes)-100.11%
-------------------------------------------------------------------------------------------------------------------
Liabilities in excess of other assets-(0.11)%
-------------------------------------------------------------------------------------------------------------------
Net Assets (applicable to 330,040,025 Institutional shares of beneficial interest outstanding equivalent to $1.00 per
  share)-100.00%
===============



                           Principal
                             Amount                              Maturity       Interest
                             (000)                                Dates           Rates            Value
============================================================= ============= ================ ================
U.S. Treasury Obligations-39.36%
==============================================================================================================
$  25,000                                                       11/26/04           1.755%@    $ 24,969,531
---------------                                                 --------           -----      ------------
                                                              11/04/04 to   1.520 to
     90,000                                                    12/02/04         1.590 @         89,939,115
---------------                                                 --------    ------------      ------------
     15,000                                                     02/28/05      1.500             15,002,943
---------------                                                 --------    ------------      ------------
Total U.S. Treasury Obligations (cost-$129,911,589)                                            129,911,589
============================================================================================  ============
Repurchase Agreements-60.75%
==============================================================================================================
     50,000
---------------
                                                                11/01/04      1.800             50,000,000
                                                                --------    ------------      ------------
     50,000
---------------
                                                                11/01/04      1.790             50,000,000
                                                                --------    ------------      ------------
     50,510
---------------
                                                                11/01/04      1.790             50,510,000
                                                                --------    ------------      ------------
     50,000
---------------
                                                                11/01/04      1.790             50,000,000
                                                                --------    ------------      ------------
Total Repurchase Agreements (cost-$200,510,000)                                                200,510,000
============================================================= ========      ============      ============
Total Investments (cost-$330,421,589 which approximates cost
  for federal income tax purposes)-100.11%                                                     330,421,589
------------------------------------------------------------- --------      ------------      ------------
Liabilities in excess of other assets-(0.11)%                                                     (372,888)
------------------------------------------------------------- --------      ------------      ------------
Net Assets (applicable to 330,040,025 Institutional shares of beneficial interest outstanding equivalent to $1.00 per
  share)-100.00%                                                                              $330,048,701
===============                                               ========      ============      ============

@   Interest rates shown are the discount rates at date of purchase.
(1)   Security was on loan at October 31, 2004.






                      Weighted average maturity - 15 days

                 See accompanying notes to financial statements
--------------------------------------------------------------------------------
                                                                           15
------                                                                 ------

------                                                         ------


UBS Select Money Market Fund

Statement of Operations


                                                                  For the Six
                                                                  Months Ended
                                                                October 31, 2004
                                                                  (unaudited)
                                                         ------------------------------
                                                           UBS Select       UBS Select
                                                          Money Market       Treasury
                                                              Fund             Fund
                                                         --------------   -------------
Investment income:
Interest                                                 $50,158,745      $2,338,209
Securities lending income                                      -              38,142
                                                          50,158,745       2,376,351
Expenses:
Investment advisory and administration fees                6,392,816         329,870
Trustees' fees                                                46,973           5,375
                                                           6,439,789         335,245
Net investment income                                     43,718,956       2,041,106
Net realized gains from investment activities                    237           8,676
Net increase in net assets resulting from operations     $43,719,193      $2,049,782

                 See accompanying notes to financial statements
--------------------------------------------------------------------------------
16
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


------                                                         ------


UBS Select Money Market Fund

Statement of Changes in Net Assets


                                                           For the Six
                                                          Months Ended         For the
                                                        October 31, 2004      Year Ended
                                                           (unaudited)      April 30, 2004
                                                       -----------------  -----------------
>From operations:
Net investment income                                  $   43,718,956      $   66,635,417
Net realized gains from investment activities                     237               8,412
Net increase in net assets resulting from operations       43,719,193          66,643,829
Dividends and distributions to shareholders from:
Net investment income-Institutional shares                (43,718,956)        (66,634,775)
Net investment income-Financial Intermediary shares            -                     (642)
Net realized gain from investment
  activities-Institutional shares                             (12,000)            -
Total dividends and distributions to shareholders         (43,730,956)        (66,635,417)
Net increase (decrease) in net assets from beneficial
  interest transactions                                (1,324,771,371)      1,156,112,787
Net increase (decrease) in net assets                  (1,324,783,134)      1,156,121,199
Net assets:
Beginning of period                                     7,491,645,863       6,335,524,664
End of period                                          $6,166,862,729      $7,491,645,863
====================================================== ==============     ===============
Accumulated undistributed net investment income        $            -      $            -

                 See accompanying notes to financial statements
--------------------------------------------------------------------------------
                                                                           17
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


------                                                         ------


UBS Select Treasury Fund

Statement of Changes in Net Assets


                                                           For the Six      For the Period
                                                          Months Ended     March 23, 2004\^
                                                        October 31, 2004       through
                                                           (unaudited)      April 30, 2004
                                                       -----------------  -----------------
>From operations:
Net investment income                                    $   2,041,106      $    171,654
Net realized gain from investment activities                     8,676            -
Net increase in net assets resulting from operations         2,049,782           171,654
Dividends to shareholders from:
Net investment income-Institutional shares                  (2,041,106)         (171,654)
Net increase (decrease) in net assets from beneficial
  interest transactions                                    (55,496,382)      385,536,407
Net increase (decrease) in net assets                      (55,487,706)      385,536,407
Net assets:
Beginning of period                                        385,536,407            -
End of period                                            $ 330,048,701      $385,536,407
======================================================   =============    ==============
Accumulated undistributed net investment income          $           -      $          -

\^ Commencement of operations.


                 See accompanying notes to financial statements
--------------------------------------------------------------------------------
18
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


------                                                         ------


UBS Select Money Market Fund
UBS Select Treasury Fund

Notes to Financial Statements (unaudited)

Organization and Significant Accounting Policies
UBS Select Money Market Fund ("Money Market Fund") and UBS Select Treasury Fund ("Treasury Fund") (each a "Fund", collectively, the "Funds") are each registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended ("1940 Act"), as a diversified series of UBS Money Series (the "Trust"), an open-end management investment company organized as a Delaware business trust on April 29, 1998. The Trust is a series mutual fund with four operating funds: the Funds, UBS Liquid Assets Fund and UBS Cash Reserves Fund. The financial statements for the UBS Liquid Assets Fund and UBS Cash Reserves Fund are not included herein.

The Funds currently offer two classes of shares, Institutional shares and Financial Intermediary shares. At October 31, 2004, the Funds only had Institutional shares outstanding. Each class represents interests in the same assets of the Fund, and both classes have equal voting privileges, except that beneficial owners of Financial Intermediary shares receive certain services directly from financial intermediaries, bear certain service fees and, to the extent that matters pertaining to the Shareholder Services Plan or to the Financial Intermediary shares are submitted to shareholders for approval, only the holders of Financial Intermediary shares are entitled to vote thereon. The Treasury Fund had no operations until March 23, 2004 other than matters relating to its organization and registration of its shares under the 1940 Act.


In the normal course of business the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires the Funds' management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation and Accounting for Investments and Investment Income-Investments are valued at amortized cost, which approximates market value, unless the Trust's Board of Trustees (the "Board") determines that this does not represent fair value. Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Premiums are amortized and


--------------------------------------------------------------------------------
                                                                           19
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


------                                                         ------


UBS Select Money Market Fund
UBS Select Treasury Fund

Notes to Financial Statements (unaudited)

discounts are accreted as adjustments to interest income and the identified cost of investments.

Repurchase Agreements-The Funds may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller's agreement to repurchase them at an agreed upon date (or upon demand) and price. The Funds maintain custody of the underlying obligations prior to their repurchase, either through their regular custodian or through a special "tri-party" custodian or sub-custodian that maintains a separate account for both the Funds and their counterparty. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller's guarantor, if any) becomes insolvent, the Funds may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Funds may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global Asset Management (US) Inc. ("UBS Global AM"). UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry.

Dividends and Distributions-Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.


Concentration of Risk
The ability of the issuers of the debt securities held by the Funds to meet their obligations may be affected by economic developments, including those particular to a specific industry, country or region.


--------------------------------------------------------------------------------
20
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


------                                                         ------


UBS Select Money Market Fund
UBS Select Treasury Fund

Notes to Financial Statements (unaudited)

Investment Advisor and Administrator
The Board has approved a separate investment advisory and administration contract ("Advisory Contract") with respect to each Fund under which UBS Global AM serves as investment advisor and administrator. In accordance with each Advisory Contract, each Fund pays UBS Global AM an investment advisory and administration fee, which is accrued daily and paid monthly, at an annual rate of 0.18% of the Fund's average daily net assets. At October 31, 2004, the Money Market Fund and the Treasury Fund owed UBS Global AM $939,636 and $39,964, respectively, in investment advisory and administration fees.

Under each Advisory Contract, UBS Global AM has agreed to pay all expenses of the respective Fund other than the investment advisory and administration fees, the fees payable pursuant to the Shareholder Service Plan adopted by the Trust with respect to the Fund's Financial Intermediary shares, fees and expenses (including legal counsel fees) of those trustees who are not "interested persons" of the Trust (as defined in the 1940 Act) ("Independent Trustees"), interest, taxes and the cost (including brokerage commissions and other transaction costs, if any) of securities purchased or sold by the Fund and any losses incurred in connection therewith and extraordinary expenses (such as costs of litigation to which the Trust or a Fund is a party and of indemnifying officers and trustees of the Trust). Although UBS Global AM is not obligated to pay the fees and expenses of the Independent Trustees, it is contractually obligated to reduce its investment advisory and administration fees in an amount equal to those fees and expenses. From February 1, 2002 through August 31, 2003, UBS Global AM agreed to waive 1 basis point (0.01%) of the Money Market Fund's 18 basis points (0.18%) investment advisory and administration fees.


Shareholder Services Plan and Agreement
Under a separate Shareholder Services Plan and Agreement adopted for each Fund with respect to its Financial Intermediary shares, each Fund has agreed to pay UBS Global AM monthly fees at the annual rate of 0.25% of the average daily net assets of the Financial Intermediary shares held by financial intermediaries on behalf of their customers. Under related agreements with those financial intermediaries ("Shareholder Service Agreements"), UBS Global AM pays an identical fee to the financial intermediaries for certain support services that they provide to their customers as specified in the Shareholder Service Agreements.


Securities Lending
Each Fund may lend securities up to 331|M/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, U.S. government


--------------------------------------------------------------------------------
                                                                           21
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


------                                                         ------


UBS Select Money Market Fund
UBS Select Treasury Fund

Notes to Financial Statements (unaudited)

securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. A Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, a Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. A Fund receives compensation for lending its securities from interest or dividends earned on the cash, U.S. government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. UBS Financial Services Inc., an indirect wholly owned subsidiary of UBS AG, and other affiliated broker-dealers have been approved as borrowers under each Fund's securities lending program. UBS Securities LLC is the Funds' lending agent. For the six months ended October 31, 2004, UBS Securities LLC earned $12,439 in compensation as the Treasury Fund's lending agent. At October 31, 2004, the Treasury Fund owed UBS Securities LLC $3,055 in compensation for services as its lending agent.

At October 31, 2004, the Treasury Fund had securities on loan having a market value of $104,908,600. The Treasury Fund's custodian held U.S. government securities having an aggregate value of $107,866,361 as collateral for portfolio securities loaned as follows:

 Principal
  Amount                                        Maturity      Interest
   (000)                                          Dates        Rates           Value
-----------                                    ---------    -----------   ------------
$ 40,280     U.S. Treasury Bond                05/15/16     7.250%        $ 52,208,579
  21,865     U.S. Treasury Principal Strip     08/15/21     8.125            9,415,747
 109,100     U.S. Treasury Principal Strip     11/15/21     8.000           46,242,035
                                                                          $107,866,361

Other Liabilities and Components of Net Assets

At October 31, 2004, the Funds had the following liabilities outstanding:

                                        Payable for
                        Dividends       Investments
                         Payable         Purchased
                      ------------    --------------
Money Market Fund     $8,540,846      $50,000,000
Treasury Fund            418,484                -



At October 31, 2004, the components of net assets were as follows:

                                           Accumulated
                         Accumulated       net realized
                       paid in capital         gain           Net assets
                      ----------------    --------------  ---------------
Money Market Fund     $6,166,793,860         $68,869      $6,166,862,729
Treasury Fund            330,040,025           8,676         330,048,701


--------------------------------------------------------------------------------
22
------                                                                 ------

------                                                         ------


UBS Select Money Market Fund
UBS Select Treasury Fund

Notes to Financial Statements (unaudited)

Federal Tax Status

Each Fund intends to distribute all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of their net investment income, realized capital gains and certain other amounts, if any, the Funds intend not to be subject to federal excise tax.

The tax character of distributions paid to shareholders by the Funds during the six months ended October 31, 2004 and the fiscal year or period ended April 30, 2004 was ordinary income.

The components of accumulated earnings (deficit) on a tax basis for the current fiscal year will be calculated after the Funds' fiscal year ending April 30, 2005.


--------------------------------------------------------------------------------
                                                                           23
------                                                                 ------

------                                                         ------


UBS Select Money Market Fund
UBS Select Treasury Fund

Notes to Financial Statements (unaudited)

Shares of Beneficial Interest
There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                                                                         Financial
                                                Institutional Shares                Intermediary Shares
                                     -------------------------------------------   --------------------
                                                                                      For the Period
                                          For the Six              For the             May 28, 2003
                                         Months Ended            Year Ended               through
UBS Select Money Market Fund*          October 31, 2004        April 30, 2004        December 30, 2003
----------------------------------   -------------------    ------------------     --------------------
Shares sold                          35,662,591,593             89,286,152                150,641
----------------------------------   ---------------            -----------               -------
Shares repurchased                   (37,021,372,314)       (88,180,133,315)              (150,641)
----------------------------------   ---------------        ---------------               --------
Dividends reinvested                     34,009,350             49,946,950                      -
----------------------------------   ---------------        ---------------               --------
Net increase (decrease) in shares
  outstanding                         (1,324,771,371)        1,156,112,787                      -
----------------------------------   ---------------        ---------------               --------


                                              Institutional Shares
                                     --------------------------------------
                                         For the Six           For the
                                        Months Ended         Period Ended
UBS Select Treasury Fund**           October 31, 2004     April 30, 2004\^
----------------------------------   -----------------    -----------------
Shares sold                          481,512,589           431,288,875
----------------------------------   ------------          -----------
Shares repurchased                   (538,669,157)          (45,764,972)
----------------------------------   ------------          ------------
Dividends reinvested                   1,660,186                12,504
----------------------------------   ------------          ------------
Net increase (decrease) in shares
  outstanding                         (55,496,382)         385,536,407
----------------------------------   ------------          ------------

* For the six months ended October 31, 2004, there were no Financial Intermediary shares outstanding of the Money Market Fund.
** For the six months ended October 31, 2004 and for the period ended April 30, 2004, there were no Financial Intermediary shares outstanding of the Treasury Fund.
\^ For the period March 23, 2004 (commencement of operation) through April 30, 2004.

--------------------------------------------------------------------------------
24
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


------                                                         ------





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                                                                           25
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


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UBS Select Money Market Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:



                                                                        Institutional Shares
                                    ============================================================================================
                                       For the Six
                                       Months Ended                         For the Years Ended April 30,
                                     October 31, 2004 ==========================================================================
                                       (unaudited)         2004           2003           2002           2001           2000
                                    ================= ============== ============== ============== ============== ==============
Net asset value, beginning of
  period                                $   1.00        $    1.00       $    1.00     $    1.00      $    1.00      $    1.00
-----------------------------------     --------        ---------       ---------     ---------      ---------      ---------
Net investment income                      0.006             0.010           0.015         0.029          0.062          0.054
-----------------------------------     --------        ----------      ----------    ----------     ----------     ----------
Dividends from net investment
  income                                   (0.006)          (0.010)         (0.015)       (0.029)        (0.062)        (0.054)
-----------------------------------     ---------       ----------      ----------    ----------     ----------     ----------
Distributions from net realized
  gains from investment
  activities                        (0.000) @                    -   (0.000) @                 -              -              -
----------------------------------- --------------      ----------   -------------    ----------     ----------     ----------
Total dividends and distributions         (0.006)           (0.010)        (0.015)        (0.029)        (0.062)        (0.054)
----------------------------------- -------------       ----------   -------------    ----------     ----------     ----------
Net asset value, end of period         $   1.00         $    1.00      $    1.00      $    1.00      $    1.00      $    1.00
----------------------------------- -------------       ----------   -------------    ----------     ----------     ----------
Total investment return1                   0.62  %            0.98%          1.56%          2.96%          6.37%          5.54%
----------------------------------- -------------       ----------   -------------    ----------     ----------     ----------
Ratios/Supplemental data:
Net assets, end of period (000's)     $6,166,863        $7,491,646    $6,335,525      $7,795,414     $3,385,770     $2,290,822
----------------------------------- -------------       ----------   -------------    ----------     ----------     ----------
Expenses to average net assets,
  net of fee waivers by advisor            0.18%*             0.18%         0.17%           0.16%          0.15%          0.14%
----------------------------------- -------------       ----------   -------------    ----------     ----------     ----------
Expenses to average net assets,
  before fee waivers by advisor            0.18%*             0.18%         0.18%           0.18%          0.18%          0.18%
----------------------------------- -------------       ----------   -------------    ----------     ----------     ----------
Net investment income to
  average net assets, net of fee
  waivers by advisor                1.22% *                   0.97%         1.54%           2.70%          6.11%          5.48%
----------------------------------- --------------      ----------   -------------    ----------     ----------     ----------
Net investment income to
  average net assets, before fee
  waivers by advisor                1.22% *                   0.97%         1.53%           2.68%          6.08%          5.44%
----------------------------------- --------------      ----------   -------------    ----------     ----------     ----------

@  Amount is less than $0.0005 per share

\^ Issuance of shares.

|P^Reissuance of shares.

*     Annualized.

1 Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for periods of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

2 At December 11, 2003, March 6, 2000 and February 9, 1999, there were no Financial Intermediary shares outstanding.

--------------------------------------------------------------------------------
26
------                                                                 ------

------                                                         ------





            Financial Intermediary Shares2
======================================================
   For the Period    For the Period    For the Period
      May 28,          November 4,      December 29,
     2003|P^ to        1999|P^ to        1998\^ to
 December 11, 2003    March 6, 2000   February 9, 1999
=================== ================ =================
 $      1.00         $ 1.00           $ 1.00
 -----------         ------           ------
        0.004         0.018            0.006
 ------------        ------           ------
 (      0.004)       (0.018)         (0.006)
 ------------        ------          -------
           -             -                -
 ------------        ------          -------
 (      0.004)       (0.018)         (0.006)
 ------------        ------          -------
 $      1.00         $ 1.00          $ 1.00
 ------------        ------          -------
       0.43  %       1.84  %           0.57%
-------------       -------          -------
$          -        $    -           $    -
-------------       -------          -------
0.43% *             0.40% *          0.32% *
----------------    -------------    ---------------
       0.43%*        0.43%*          0.43% *
-------------       -------          ---------------
       0.72%*       5.11% *          4.81% *
-------------       -------------    ---------------
       0.72%*       5.08% *          4.70% *
-------------       -------------    ---------------

--------------------------------------------------------------------------------
                                                                           27
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


------                                                         ------


UBS Select Treasury Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                        Institutional Shares
                                                ====================================
                                                    For the Six       For the Period
                                                   Months Ended         March 23,
                                                 October 31, 2004       2004\^ to
                                                    (unaudited)       April 30, 2004
                                                ==================   ===============
Net asset value, beginning of period               $ 1.00               $ 1.00
---------------------------------------------      ------               ------
Net investment income                               0.006                0.001
---------------------------------------------      ------               ------
Dividends from net investment income                (0.006)              (0.001)
---------------------------------------------      -------              -------
Net asset value, end of period                     $ 1.00               $ 1.00
---------------------------------------------      -------              -------
Total investment return1                            0.56  %              0.08  %
---------------------------------------------      -------              -------
Ratios/Supplemental Data:
Net assets, end of period (000's)                 $330,049             $385,536
---------------------------------------------     --------             --------
Expenses to average net assets                       0.18%*               0.18%*
---------------------------------------------     --------             --------
Net investment income to average net assets     1.10% *              0.78% *
---------------------------------------------   ---------------      ------------

\^  Commencement of operations.

*     Annualized.

1 Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment returns have not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.


--------------------------------------------------------------------------------
28
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


------                                                         ------


UBS Select Money Market Fund
UBS Select Treasury Fund

Supplemental Information (unaudited)

Quarterly Form N-Q Portfolio Schedule
Each Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's website at http://www.sec.gov. The Funds' Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. Additionally, you may obtain copies of Forms N-Q from the Funds upon request by calling 1-800-647-1568.


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Trustees

Richard Q. Armstrong                Meyer Feldberg
Chairman
                                    Carl W. Schafer
Margo N. Alexander
                                    William D. White
David J. Beaubien

Richard R. Burt




Principal Officers

Joseph A. Varnas                  Michael H. Markowitz
President                         Vice President

Mark F. Kemper                    Robert Sabatino
Vice President and Secretary      Vice President

Thomas Disbrow                    W. Douglas Beck
Vice President and Treasurer      Vice President


Investment Advisor,
Administrator and Principal Underwriter

UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, New York 10019-6114


The financial information included herein is taken from the records of the Funds without examination by independent auditors who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares of the Funds unless accompanied or preceded by an effective prospectus.


(cent) 2004 UBS Global Asset Management (US) Inc. All rights reserved.

------                                                                 ------

--------------------------                                     ----------


                                   Presorted
                                    Standard
                                   US Postage
                                      PAID
                                 Smithtown, NY
                                   Permit 700



[GRAPHIC OMITTED]




      UBS Global Asset Management (US) Inc.
      51 West 52nd Street
      New York, NY 10019-6114
--------------------------                         --------------------------

[UBS GLOBAL ASSET MANAGEMENT LOGO]


     UBS CASH RESERVES FUND
     SEMIANNUAL REPORT

     OCTOBER 31, 2004

UBS CASH RESERVES FUND

November 15, 2004

DEAR SHAREHOLDER,

We present you with the semiannual report for UBS Cash Reserves Fund for the six months ended October 31, 2004.

PERFORMANCE

UBS Cash Reserves Fund's (the "Fund") seven-day current yield as of October 31, 2004, was 1.37%, up from 0.62% at its fiscal year end on April 30, 2004. (For more on the Fund's performance, please refer to "Performance At A Glance" on page 4.)

AN INTERVIEW WITH PORTFOLIO MANAGER MICHAEL H. MARKOWITZ

Q. HOW WOULD YOU DESCRIBE THE ECONOMIC ENVIRONMENT DURING THE SIX-MONTH REPORTING PERIOD?

A. Although the economy lost some traction in the second quarter of 2004, it appeared to regain some strength as the reporting period progressed. After rising 4.5% in the first quarter of 2004, gross domestic product (GDP) came in at 3.3% in the second quarter of the year. Based on preliminary figures, third quarter GDP then rose to 3.9%. This was due, in part, to improving consumer spending and more robust business investment in equipment and software.

Q. HOW DID THE FEDERAL RESERVE BOARD (THE "FED") REACT IN THIS ECONOMIC ENVIRONMENT?

A. After many months of speculation, the Fed raised the federal funds rate (or "fed funds" rate)--the rate that banks charge one another for funds they borrow on an overnight basis--from 1.00% to 1.25% on June 30, 2004. The Fed raised rates again at its subsequent meetings on August 10, September 21 and November 10, bringing the fed funds rate to 2.00%. Coinciding with the November 10 rate hike, the Fed stated: "Output appears to be growing at a moderate pace despite the rise in energy prices, and labor market conditions have improved. Inflation and longer-term inflation expectations remain well contained." The market interpreted this statement to mean that the Fed, through its words and actions, would continue to raise rates in the future.

[SIDENOTE]

UBS CASH RESERVES FUND

INVESTMENT GOAL:

Provide as high a level of current interest income as is consistent with maintaining liquidity and principal stability.

PORTFOLIO MANAGER:

Michael H. Markowitz
UBS Global Asset Management (US) Inc.

COMMENCEMENT:

February 14, 2000

DIVIDEND PAYMENTS:

Monthly

UBS CASH RESERVES FUND

Q.   HOW DID YOU POSITION THE FUND'S PORTFOLIO DURING THE PERIOD?

A. Throughout much of the reporting period, we employed a "barbell" strategy, whereby we purchased securities at both ends of the maturity spectrum. Our longer-term securities--with maturities up to roughly one year--were used to lock in higher rates out the curve, while our shorter-term securities--with maturities of one month or less--provided liquidity and gave us the ability to reinvest once the Fund increased interest rates. This strategy was beneficial because it allowed us to generate incremental yield compared with a more "laddered" approach, wherein a portfolio is spread out among all maturity levels.

     In terms of security selection, we maintained our strategy of emphasizing quality and liquidity. Thus, we continued to concentrate a large portion of the Fund's holdings in commercial paper, which, in the healthier credit environment that characterized much of the period, offered a yield advantage. We held positions in other sectors, including US government and agency obligations, certificates of deposit and short-term corporate obligations, which helped maintain the Fund's overall level of diversification. This strategy also helped us meet our liquidity requirements.

Q. WHAT IS YOUR OUTLOOK FOR THE ECONOMY, AND HOW DO YOU ANTICIPATE STRUCTURING THE PORTFOLIO GOING FORWARD?

A. At this point, we expect that the Fed will continue to raise interest rates in the months to come. In anticipation of the higher interest rate environment, we have let the Fund's weighted average maturity drift shorter, in order to take advantage of higher yields. Maintaining a high-quality portfolio will also be of paramount importance, and we anticipate continuing our strategy of allocating a large portion of the portfolio to US government and agency securities.

UBS CASH RESERVES FUND

We thank you for your continued support, and welcome any comments or questions you may have. For additional information on the UBS funds,* please contact your financial advisor or visit us at www.ubs.com.

Sincerely,


/s/ Joseph A. Varnas                    /s/ Michael H. Markowitz

JOSEPH A. VARNAS                        MICHAEL H. MARKOWITZ
PRESIDENT                               PORTFOLIO MANAGER
UBS Cash Reserves Fund                  UBS Cash Reserves Fund
MANAGING DIRECTOR                       MANAGING DIRECTOR
UBS Global Asset Management (US) Inc.   UBS Global Asset Management (US) Inc.

* Mutual funds are sold by prospectus only. The prospectus for a fund contains more complete information regarding investment objectives, risks, charges and expenses, and should be read carefully before investing.

This letter is intended to assist shareholders in understanding how the Fund performed during the six months ended October 31, 2004, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances, and they do not guarantee the future performance of the markets or the Fund. We encourage you to consult your financial advisor regarding your personal investment program.

UBS CASH RESERVES FUND

PERFORMANCE AT A GLANCE (UNAUDITED)

YIELDS AND CHARACTERISTICS                 10/31/04          4/30/04          10/31/03
--------------------------------------------------------------------------------------
Seven-Day Current Yield*                     1.37%            0.62%             0.72%
--------------------------------------------------------------------------------------
Seven-Day Effective Yield*                   1.38             0.63              0.73
--------------------------------------------------------------------------------------
Weighted Average Maturity**                46 days          63 days           56 days
--------------------------------------------------------------------------------------
Net Assets (mm)                            $271.6            $239.1           $235.9
--------------------------------------------------------------------------------------

SECTOR ALLOCATION***                       10/31/04          4/30/04          10/31/03
--------------------------------------------------------------------------------------
Commercial Paper                             40.1%            38.4%             55.3%
--------------------------------------------------------------------------------------
U.S. Government & Agency Obligations         24.5             29.0              23.1
--------------------------------------------------------------------------------------
Short-Term Corporate Obligations             12.9             14.6               1.7
--------------------------------------------------------------------------------------
Certificates of Deposit                      11.8             12.1               9.7
--------------------------------------------------------------------------------------
Repurchase Agreement                          7.3               --                --
--------------------------------------------------------------------------------------
Money Market Funds                            2.6              1.6               6.8
--------------------------------------------------------------------------------------
Bank Notes                                    0.7              4.2               3.4
--------------------------------------------------------------------------------------
Other Assets Less Liabilities                 0.1              0.1                --
--------------------------------------------------------------------------------------
TOTAL                                       100.0%           100.0%            100.0%
--------------------------------------------------------------------------------------

* Yields will fluctuate and reflect fee waivers. Performance data quoted represents past performance. Past performance does not guarantee future results.
** The Fund is actively managed and its weighted average maturity will differ over time.
*** Weightings represent percentages of net assets as of the dates indicated. The Fund's portfolio is actively managed and its composition will vary over time.

UBS CASH RESERVES FUND

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2004 to October 31, 2004.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund's expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs--for example, sales charges (loads), redemption fees, or exchange fees.

                              BEGINNING         ENDING         EXPENSES PAID
                            ACCOUNT VALUE   ACCOUNT VALUE      DURING PERIOD*
                             MAY 1, 2004   OCTOBER 31, 2004  05/01/04 - 10/31/04
--------------------------------------------------------------------------------
Actual                        $1,000.00        $1,004.70             $2.37
--------------------------------------------------------------------------------
Hypothetical (5% annual
return before expenses)        1,000.00         1,022.84              2.40
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized net expense ratio of 0.47%, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

UBS CASH RESERVES FUND

STATEMENT OF NET ASSETS -- OCTOBER 31, 2004 (UNAUDITED)

 PRINCIPAL
  AMOUNT                                                                MATURITY             INTEREST
   (000)                                                                 DATES                RATES                VALUE
-----------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS--24.47%
-----------------------------------------------------------------------------------------------------------------------------
     $3,000   Federal Farm Credit Bank                                  11/08/04                    1.780%*        $3,000,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                        11/01/04 to                 1.780 to
     15,000   Federal Home Loan Bank                                    01/05/05                    1.910*         14,996,520
-----------------------------------------------------------------------------------------------------------------------------
                                                                        03/08/05 to                 1.350 to
     12,500   Federal Home Loan Bank                                    10/21/05                    2.250          12,496,371
-----------------------------------------------------------------------------------------------------------------------------
      5,000   Federal Home Loan Mortgage Corp.                          11/16/04                    1.620@          4,996,625
-----------------------------------------------------------------------------------------------------------------------------
      6,125   Federal Home Loan Mortgage Corp.                          01/15/05                    6.875           6,194,500
-----------------------------------------------------------------------------------------------------------------------------
      3,500   Federal National Mortgage Association                     11/28/04                    1.874*          3,499,917
-----------------------------------------------------------------------------------------------------------------------------
                                                                        12/10/04 to                 1.080 to
      9,790   Federal National Mortgage Association                     12/22/04                    1.850@          9,772,480
-----------------------------------------------------------------------------------------------------------------------------
                                                                        03/29/05 to                 1.400 to
     11,500   Federal National Mortgage Association                     09/30/05                    2.300          11,500,000
-----------------------------------------------------------------------------------------------------------------------------
Total U.S. Government Agency Obligations (cost--$66,456,413)                                                       66,456,413
-----------------------------------------------------------------------------------------------------------------------------

BANK NOTE--0.74%
-----------------------------------------------------------------------------------------------------------------------------
   U.S.--0.74%
-----------------------------------------------------------------------------------------------------------------------------
      2,000   U.S. Bank N.A. (cost--$2,000,000)                         04/07/05                    1.430           2,000,000
-----------------------------------------------------------------------------------------------------------------------------

CERTIFICATES OF DEPOSIT--11.78%
-----------------------------------------------------------------------------------------------------------------------------
   NON-U.S.--9.94%
-----------------------------------------------------------------------------------------------------------------------------
      7,000   Abbey National Treasury Services PLC                      11/15/04                    1.810           7,000,000
-----------------------------------------------------------------------------------------------------------------------------
      3,500   Fortis Bank NV                                            11/15/04                    1.793*          3,499,878
-----------------------------------------------------------------------------------------------------------------------------
      6,500   Natexis Banque Populaires                                 11/01/04                    1.780           6,500,000
-----------------------------------------------------------------------------------------------------------------------------
      1,000   Rabobank Nederland NV                                     09/20/05                    2.200             999,383
-----------------------------------------------------------------------------------------------------------------------------
      4,000   Royal Bank of Scotland PLC                                10/03/05                    2.375           3,999,089
-----------------------------------------------------------------------------------------------------------------------------
      5,000   UniCredito Italiano SpA                                   12/24/04                    1.876*          4,999,098
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   26,997,448
-----------------------------------------------------------------------------------------------------------------------------
   U.S.--1.84%
-----------------------------------------------------------------------------------------------------------------------------
      5,000   Wells Fargo Bank N.A.                                     12/13/04                    1.910           5,000,000
-----------------------------------------------------------------------------------------------------------------------------
Total Certificates of Deposit (cost--$31,997,448)                                                                  31,997,448
-----------------------------------------------------------------------------------------------------------------------------

COMMERCIAL PAPER@--40.09%
-----------------------------------------------------------------------------------------------------------------------------
   ASSET BACKED-AUTO & TRUCK--2.57%
-----------------------------------------------------------------------------------------------------------------------------
      7,000   New Center Asset Trust                                    11/17/04                    1.815           6,994,353
-----------------------------------------------------------------------------------------------------------------------------
   ASSET BACKED-BANKING--1.84%
-----------------------------------------------------------------------------------------------------------------------------
      5,000   Atlantis One Funding                                      11/09/04                    1.780           4,998,022
-----------------------------------------------------------------------------------------------------------------------------

UBS CASH RESERVES FUND

STATEMENT OF NET ASSETS -- OCTOBER 31, 2004 (UNAUDITED)

 PRINCIPAL
  AMOUNT                                                                MATURITY             INTEREST
   (000)                                                                 DATES                RATES                VALUE
-----------------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER@--(CONCLUDED)
-----------------------------------------------------------------------------------------------------------------------------
   ASSET BACKED-MISCELLANEOUS--18.95%
-----------------------------------------------------------------------------------------------------------------------------
     $5,000   Amsterdam Funding Corp.                                   11/15/04                    1.820%         $4,996,461
-----------------------------------------------------------------------------------------------------------------------------
      7,250   Barton Capital Corp.                                      11/08/04                    1.780           7,247,491
-----------------------------------------------------------------------------------------------------------------------------
      5,762   Falcon Asset Securitization Corp.                         11/09/04                    1.780           5,759,721
-----------------------------------------------------------------------------------------------------------------------------
      7,000   Giro Multi-Funding Corp.                                  11/22/04                    1.860           6,992,405
-----------------------------------------------------------------------------------------------------------------------------
      7,000   Old Line Funding Corp.                                    11/22/04                    1.860           6,992,405
-----------------------------------------------------------------------------------------------------------------------------
      7,000   Ranger Funding Co. LLC                                    11/08/04                    1.790           6,997,564
-----------------------------------------------------------------------------------------------------------------------------
      5,500   Thunderbay Funding                                        11/22/04                    1.870           5,494,000
-----------------------------------------------------------------------------------------------------------------------------
      7,000   Yorktown Capital LLC                                      11/01/04                    1.770           7,000,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   51,480,047
-----------------------------------------------------------------------------------------------------------------------------
   ASSET BACKED-SECURITIES--5.33%
-----------------------------------------------------------------------------------------------------------------------------
      7,500   Beta Finance, Inc.                                        01/10/05                    2.000           7,470,833
-----------------------------------------------------------------------------------------------------------------------------
      7,000   Giro Funding U.S. Corp.                                   11/09/04                    1.780           6,997,231
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   14,468,064
-----------------------------------------------------------------------------------------------------------------------------
   BANKING-NON-U.S.--2.57%
-----------------------------------------------------------------------------------------------------------------------------
      7,000   Calyon Corporate & Investment Bank                        12/14/04                    1.930           6,983,863
-----------------------------------------------------------------------------------------------------------------------------
   BANKING-U.S.--5.15%
-----------------------------------------------------------------------------------------------------------------------------
      7,000   ING (U.S.) Funding LLC                                    12/07/04                    1.870           6,986,910
-----------------------------------------------------------------------------------------------------------------------------
      7,000   National Australia Funding
                (Delaware), Inc.                                        11/10/04                    1.770           6,996,903
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   13,983,813
-----------------------------------------------------------------------------------------------------------------------------
   FINANCE-NONCAPTIVE CONSUMER--2.58%
-----------------------------------------------------------------------------------------------------------------------------
      7,000   Household Finance Corp.                                   11/04/04                    1.770           6,998,968
-----------------------------------------------------------------------------------------------------------------------------
   FINANCE-NONCAPTIVE DIVERSIFIED--1.10%
-----------------------------------------------------------------------------------------------------------------------------
      3,000   General Electric Capital Corp.                            11/03/04                    1.780           2,999,703
-----------------------------------------------------------------------------------------------------------------------------
Total Commercial Paper (cost--$108,906,833)                                                                       108,906,833
-----------------------------------------------------------------------------------------------------------------------------

SHORT-TERM CORPORATE OBLIGATIONS--12.89%
-----------------------------------------------------------------------------------------------------------------------------
   ASSET BACKED-SECURITIES--7.73%
-----------------------------------------------------------------------------------------------------------------------------
      7,000   CC (USA), Inc.                                            11/12/04                    1.813*          6,999,793
-----------------------------------------------------------------------------------------------------------------------------
      7,000   Dorada Finance, Inc.                                      11/15/04                    1.823*          6,999,788
-----------------------------------------------------------------------------------------------------------------------------
      7,000   K2 (USA) LLC**                                            11/26/04                    1.888*          6,999,837
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   20,999,418
-----------------------------------------------------------------------------------------------------------------------------
   BANKING-NON-U.S.--1.11%
-----------------------------------------------------------------------------------------------------------------------------
      3,000   HBOS Treasury Services PLC                                11/01/04                    1.830*          3,000,000
-----------------------------------------------------------------------------------------------------------------------------
   FINANCE-CAPTIVE AUTOMOTIVE--2.58%
-----------------------------------------------------------------------------------------------------------------------------
      7,000   Toyota Motor Credit Corp.                                 11/01/04                    1.880*          7,000,540
-----------------------------------------------------------------------------------------------------------------------------

UBS CASH RESERVES FUND

STATEMENT OF NET ASSETS -- OCTOBER 31, 2004 (UNAUDITED)

 PRINCIPAL
  AMOUNT                                                                MATURITY             INTEREST
   (000)                                                                 DATES                RATES                VALUE
-----------------------------------------------------------------------------------------------------------------------------
SHORT-TERM CORPORATE OBLIGATIONS--(CONCLUDED)
-----------------------------------------------------------------------------------------------------------------------------
   FINANCE-NONCAPTIVE DIVERSIFIED--1.47%
-----------------------------------------------------------------------------------------------------------------------------
     $4,000   General Electric Capital Corp.                            11/09/04                    1.958%*        $4,000,000
-----------------------------------------------------------------------------------------------------------------------------
Total Short-Term Corporate Obligations (cost--$34,999,958)                                                         34,999,958
-----------------------------------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENT--7.36%
-----------------------------------------------------------------------------------------------------------------------------
     20,000   Repurchase Agreement dated
                10/29/04 with Goldman Sachs, Inc.,
                collateralized by $20,580,000
                U.S. Treasury Bills, zero coupon
                due 03/31/05; (value--$20,400,954);
                proceeds: $20,003,083
                (cost--$20,000,000)                                     11/01/04                    1.850          20,000,000
-----------------------------------------------------------------------------------------------------------------------------

 NUMBER OF
  SHARES
   (000)
-----------
MONEY MARKET FUNDS+--2.62%
-----------------------------------------------------------------------------------------------------------------------------
      4,286   AIM Liquid Assets Portfolio                                                           1.750           4,285,930
-----------------------------------------------------------------------------------------------------------------------------
      2,842   BlackRock Provident Institutional
                TempFund                                                                            1.622           2,842,185
-----------------------------------------------------------------------------------------------------------------------------
Total Money Market Funds (cost--$7,128,115)                                                                         7,128,115
-----------------------------------------------------------------------------------------------------------------------------
Total Investments (cost--$271,488,767 which
  approximates cost for federal income tax
  purposes)--99.95%                                                                                               271,488,767
-----------------------------------------------------------------------------------------------------------------------------
Other assets in excess of liabilities--0.05%                                                                          147,276
-----------------------------------------------------------------------------------------------------------------------------
Net Assets (applicable to 271,661,912 shares of
  beneficial interest outstanding equivalent to
  $1.00 per share)--100.00%                                                                                      $271,636,043
-----------------------------------------------------------------------------------------------------------------------------

* Variable rate securities--maturity dates reflect earlier of reset dates or stated maturity dates. The interest rates shown are the current rates as of October 31, 2004, and reset periodically.
** Security exempt from registration under Rule 144A of the Securities Act of 1933. This security, which represents 2.58% of net assets as of October 31, 2004, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
@    Interest rates shown are the discount rates at date of purchase.
+    Interest rates shown reflect yield at October 31, 2004.

UBS CASH RESERVES FUND

STATEMENT OF NET ASSETS -- OCTOBER 31, 2004 (UNAUDITED)

ISSUER BREAKDOWN BY COUNTRY

                                                   PERCENTAGE OF PORTFOLIO ASSETS
---------------------------------------------------------------------------------
United States                                                               86.4%
---------------------------------------------------------------------------------
United Kingdom                                                               5.1
---------------------------------------------------------------------------------
France                                                                       5.0
---------------------------------------------------------------------------------
Italy                                                                        1.8
---------------------------------------------------------------------------------
Belgium                                                                      1.3
---------------------------------------------------------------------------------
Netherlands                                                                  0.4
---------------------------------------------------------------------------------
Total                                                                      100.0%
---------------------------------------------------------------------------------

                      Weighted average maturity -- 46 days

                 See accompanying notes to financial statements

UBS CASH RESERVES FUND

STATEMENT OF OPERATIONS

                                                                                                   FOR THE SIX
                                                                                                  MONTHS ENDED
                                                                                                OCTOBER 31, 2004
                                                                                                   (UNAUDITED)
----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest                                                                                            $2,021,589
----------------------------------------------------------------------------------------------------------------
Securities lending income                                                                                  201
----------------------------------------------------------------------------------------------------------------
                                                                                                     2,021,790
----------------------------------------------------------------------------------------------------------------
EXPENSES:
Investment advisory and administration fees                                                            473,300
----------------------------------------------------------------------------------------------------------------
Transfer agency and related services fees                                                              289,096
----------------------------------------------------------------------------------------------------------------
State registration fees                                                                                 50,735
----------------------------------------------------------------------------------------------------------------
Reports and notices to shareholders                                                                     41,722
----------------------------------------------------------------------------------------------------------------
Professional fees                                                                                       35,686
----------------------------------------------------------------------------------------------------------------
Custody and accounting                                                                                  14,342
----------------------------------------------------------------------------------------------------------------
Trustees' fees                                                                                           8,236
----------------------------------------------------------------------------------------------------------------
Other expenses                                                                                          14,878
----------------------------------------------------------------------------------------------------------------
                                                                                                       927,995
----------------------------------------------------------------------------------------------------------------
Less: Fee waivers/expense reimbursements by investment advisor and
  administrator                                                                                       (253,907)
----------------------------------------------------------------------------------------------------------------
Net expenses                                                                                           674,088
----------------------------------------------------------------------------------------------------------------
Net investment income                                                                                1,347,702
----------------------------------------------------------------------------------------------------------------
Net realized loss from investment activities                                                           (47,584)
----------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                                $1,300,118
----------------------------------------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                               FOR THE SIX
                                                                              MONTHS ENDED           FOR THE
                                                                            OCTOBER 31, 2004       YEAR ENDED
                                                                               (UNAUDITED)       APRIL 30, 2004
----------------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                                                           $1,347,702          $1,803,735
----------------------------------------------------------------------------------------------------------------
Net realized gain (loss) from investment activities                                (47,584)              1,210
----------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                             1,300,118           1,804,945
----------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                                                           (1,347,702)         (1,803,735)
----------------------------------------------------------------------------------------------------------------
Net realized gains from investment activities                                       (6,800)           (147,333)
----------------------------------------------------------------------------------------------------------------
Total dividends and distributions to shareholders                               (1,354,502)         (1,951,068)
----------------------------------------------------------------------------------------------------------------
Net increase in net assets from beneficial interest
  transactions                                                                  32,555,240           3,418,526
----------------------------------------------------------------------------------------------------------------
Net increase in net assets                                                      32,500,856           3,272,403
----------------------------------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                                            239,135,187         235,862,784
----------------------------------------------------------------------------------------------------------------
End of period                                                                 $271,636,043        $239,135,187
----------------------------------------------------------------------------------------------------------------
Accumulated undistributed net investment income                                    $--                 $--
----------------------------------------------------------------------------------------------------------------

                 See accompanying notes to financial statements

UBS CASH RESERVES FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

UBS Cash Reserves Fund (the "Fund") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a diversified series of UBS Money Series (the "Trust"), an open-end management investment company organized as a Delaware business trust on April 29, 1998. The Trust is a series mutual fund with four funds: the Fund, UBS Select Money Market Fund, UBS Select Treasury Fund and UBS Liquid Assets Fund. The financial statements for the UBS Select Money Market Fund, UBS Select Treasury Fund and UBS Liquid Assets Fund are not included herein.

In the normal course of business the Fund may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires the Fund's management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

VALUATION AND ACCOUNTING FOR INVESTMENTS AND INVESTMENT INCOME--Investments are valued at amortized cost, which approximates market value, unless the Trust's Board of Trustees (the "Board") determines that this does not represent fair value. Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

REPURCHASE AGREEMENTS--The Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller's agreement to repurchase them at an agreed upon date (or upon demand) and price. The Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special "tri-party" custodian or sub-custodian that maintains a separate account for both the Fund and its counterparty. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller's

UBS CASH RESERVES FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

guarantor, if any) becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global Asset Management (US) Inc. ("UBS Global AM"). UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry.

DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

CONCENTRATION OF RISK

The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments, including those particular to a specific industry, country or region.

INVESTMENT ADVISOR AND ADMINISTRATOR

The Board has approved an Investment Advisory and Administration Contract ("Advisory Contract") under which UBS Global AM serves as investment advisor and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays UBS Global AM an investment advisory and administration fee, which is accrued daily and paid monthly, at an annual rate of 0.33% of the Fund's average daily net assets. At October 31, 2004, the Fund owed UBS Global AM $80,731 for investment advisory and administration fees.

UBS Global AM has contractually undertaken to waive 0.04% of its investment advisory and administration fees and reimburse a portion of expenses to maintain the Fund's ordinary total operating expenses at a level not exceeding 0.47% of the fund's average daily net assets. The Fund has agreed to repay UBS Global AM for any reimbursed expenses if it can do so over the following three years without causing the Fund's expenses in any of those years to exceed the aforementioned rate.

For the six months ended October 31, 2004, UBS Global AM reimbursed $196,537 in expenses which is subject to repayment through April 30, 2008 and waived $57,370 in investment advisory and administration fees. At October 31, 2004,

UBS CASH RESERVES FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

UBS Global AM owed the Fund $45,788 for fee waivers and expense reimbursements.

At October 31, 2004, the Fund had remaining expense reimbursements subject to repayment to UBS Global AM and respective dates of expiration as follows:

      EXPENSE           EXPIRES     EXPIRES     EXPIRES     EXPIRES
   REIMBURSEMENTS      APRIL 30,   APRIL 30,   APRIL 30,   APRIL 30,
SUBJECT TO REPAYMENT     2005        2006        2007        2008
--------------------------------------------------------------------
     $1,622,082         $359,443    $485,088    $581,014    $196,537
--------------------------------------------------------------------

TRANSFER AGENCY AND RELATED SERVICES FEES

UBS Financial Services Inc. provides transfer agency related services to the Fund pursuant to a delegation of authority from PFPC Inc. ("PFPC"), the Fund's transfer agent, and was compensated for these services by PFPC, not the Fund.

For the six months ended October 31, 2004, UBS Financial Services Inc. received from PFPC, not the fund, $186,404 of the total transfer agency and related services fees paid by the Fund to PFPC.

SECURITIES LENDING

The Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, U.S. government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation for lending its securities from interest or dividends earned on the cash, U.S. government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. UBS Financial Services Inc., an indirect wholly owned subsidiary of UBS AG, and other affiliated broker-dealers have been approved as borrowers under the Fund's securities lending program. UBS Securities LLC is the Fund's lending agent. For the six months ended October 31, 2004 UBS Securities LLC earned $67 in compensation as the Fund's lending agent. The Fund did not have any securities on loan and did not owe UBS Securities LLC for compensation as the Fund's lending agent at October 31, 2004.

UBS CASH RESERVES FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

OTHER LIABILITIES AND COMPONENTS OF NET ASSETS

At October 31, 2004, the Fund had the following liabilities outstanding:

Dividends payable to shareholders                                           $70,577
-----------------------------------------------------------------------------------
Other accrued expenses*                                                     106,949
-----------------------------------------------------------------------------------

*  Excludes investment advisory and administration fees.

At October 31, 2004, the components of net assets were as follows:

Accumulated paid in capital                                            $271,657,890
------------------------------------------------------------------------------------
Accumulated net realized loss from investment activities                    (21,847)
------------------------------------------------------------------------------------
Net assets                                                             $271,636,043
------------------------------------------------------------------------------------

FEDERAL TAX STATUS

The Fund intends to distribute all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, realized capital gains and certain other amounts, if any, the Fund intends not to be subject to federal excise tax.

The tax character of distributions paid to shareholders by the Fund during the six months ended October 31, 2004 and the fiscal year ended April 30, 2004 was ordinary income.

The components of accumulated earnings (deficit) on a tax basis for the current fiscal year will be calculated after the Fund's fiscal year ending April 30, 2005.

SHARES OF BENEFICIAL INTEREST

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                                     FOR THE SIX         FOR THE
                                                     MONTHS ENDED       YEAR ENDED
                                                   OCTOBER 31, 2004   APRIL 30, 2004
------------------------------------------------------------------------------------
Shares sold                                          1,313,587,594    2,644,618,166
------------------------------------------------------------------------------------
Shares repurchased                                  (1,282,327,919)  (2,643,156,006)
------------------------------------------------------------------------------------
Dividends reinvested                                     1,295,565        1,956,366
------------------------------------------------------------------------------------
Net increase in shares outstanding                      32,555,240        3,418,526
------------------------------------------------------------------------------------

UBS CASH RESERVES FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                    FOR THE SIX                                                      FOR THE PERIOD
                                   MONTHS ENDED           FOR THE YEARS ENDED APRIL 30,            FEBRUARY 14, 2000+
                                 OCTOBER 31, 2004  ---------------------------------------------           TO
                                    (UNAUDITED)      2004        2003        2002        2001        APRIL 30, 2000
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD                     $1.00        $1.00       $1.00       $1.00       $1.00                $1.00
---------------------------------------------------------------------------------------------------------------------
Net investment income                     0.005        0.007       0.012       0.026       0.059                0.012
---------------------------------------------------------------------------------------------------------------------
Dividends from net
  investment income                      (0.005)      (0.007)     (0.012)     (0.026)     (0.059)              (0.012)
---------------------------------------------------------------------------------------------------------------------
Distributions from net
  realized gains from
  investment activities                  (0.000)#     (0.000)#    (0.000)#        --          --                   --
---------------------------------------------------------------------------------------------------------------------
Total dividends and
  distributions                          (0.005)      (0.007)     (0.012)     (0.026)     (0.059)              (0.012)
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  END OF PERIOD                           $1.00        $1.00       $1.00       $1.00       $1.00                $1.00
---------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT RETURN(1)                 0.47%        0.70%       1.25%       2.66%       6.01%                1.18%
---------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets,
  end of period (000's)                $271,636     $239,135    $235,863    $393,966    $349,830             $270,406
---------------------------------------------------------------------------------------------------------------------
Expenses to average
  net assets, net of fee
  waivers/expense
  reimbursements by
  advisor                                  0.47%*       0.47%       0.47%       0.47%       0.47%                0.47%*
---------------------------------------------------------------------------------------------------------------------
Expenses to average net
  assets, before fee
  waivers/expense
  reimbursements by
  advisor                                  0.65%*       0.72%       0.66%       0.61%       0.54%                0.53%*
---------------------------------------------------------------------------------------------------------------------
Net investment income
  to average net assets,
  net of fee
  waivers/expense
  reimbursements by
  advisor                                  0.94%*       0.65%       1.25%       2.61%       5.80%                5.57%*
---------------------------------------------------------------------------------------------------------------------
Net investment income
  to average net assets,
  before fee
  waivers/expense
  reimbursements by
  advisor                                  0.76%*       0.40%       1.06%       2.47%       5.73%                5.51%*
---------------------------------------------------------------------------------------------------------------------

#    Amount is less than $0.0005 per share.
+    Commencement of operations.
*    Annualized.
(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for periods of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

UBS CASH RESERVES FUND

SUPPLEMENTAL INFORMATION (UNAUDITED)

QUARTERLY FORM N-Q PORTFOLIO SCHEDULE

The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. Additionally, you may obtain copies of Forms N-Q from the Fund upon request by calling 1-800-647-1568.

TRUSTEES

Richard Q. Armstrong
CHAIRMAN

Margo N. Alexander
David J. Beaubien
Richard R. Burt

Meyer Feldberg
Carl W. Schafer
William D. White


PRINCIPAL OFFICERS

Joseph A. Varnas
PRESIDENT

Mark F. Kemper
VICE PRESIDENT AND SECRETARY

Thomas Disbrow
VICE PRESIDENT AND TREASURER

Michael H. Markowitz
VICE PRESIDENT

W. Douglas Beck
VICE PRESIDENT


INVESTMENT ADVISOR, ADMINISTRATOR AND PRINCIPAL UNDERWRITER

UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, New York 10019-6114

THE FINANCIAL INFORMATION INCLUDED HEREIN IS TAKEN FROM THE RECORDS OF THE FUND WITHOUT EXAMINATION BY INDEPENDENT AUDITORS WHO DO NOT EXPRESS AN OPINION THEREON.

THIS REPORT IS NOT TO BE USED IN CONNECTION WITH THE OFFERING OF SHARES OF THE FUND UNLESS ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS.


(C) 2004 UBS GLOBAL ASSET MANAGEMENT (US) INC. ALL RIGHTS RESERVED.

[UBS LOGO]                                                           Presorted
                                                                     Standard
                                                                   U.S. Postage
                                                                       PAID
                                                                   Smithtown, NY
UBS GLOBAL ASSET MANAGEMENT (US) INC.                               Permit 700
51 West 52nd Street
New York, New York 10019-6114

ITEM 2. CODE OF ETHICS.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS.

Included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant's Board has established a Nominating and Corporate Governance Committee. The Nominating and Corporate Governance Committee will consider nominees recommended by shareholders if a vacancy occurs among those board members who are not "interested persons" as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended. In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating and Corporate Governance Committee, Professor Meyer Feldberg, care of the Secretary of the registrant at UBS Global Asset Management (US) Inc., 51 West 52nd Street, New York, New York 10019-6114, and indicate on the envelope "Nominating and Corporate Governance Committee." The shareholder's letter should state the nominee's name and should include the nominee's resume or curriculum vitae, and must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

     (b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a) (1) Code of Ethics - Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

     (a) (2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.CERT.

     (b) Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Money Series

By:       /s/ Joseph A. Varnas
          --------------------
          Joseph A. Varnas
          President

Date:     January 7, 2005
          ---------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:       /s/ Joseph A. Varnas
          --------------------
          Joseph A. Varnas
          President

Date:     January 7, 2005
          ---------------

By:       /s/ Thomas Disbrow
          ------------------
          Thomas Disbrow
          Treasurer

Date:     January 7, 2005
          ---------------